AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998

                                                               FILE NO. 33-87376
                                                                        811-8914
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933                       [X]

                          PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                    [X]

                                     AND/OR
                             REGISTRATION STATEMENT

                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                  [X]
                                 AMENDMENT NO. 6                           [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                             ----------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                             ----------------------

               ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06102-5056

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (800) 447-4312

               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ----------------------

                               DONA D. YOUNG, ESQ.
                         PHL VARIABLE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ----------------------


                                    COPY TO:

                               EDWIN L. KERR, ESQ.
                         PHL VARIABLE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056

                             ----------------------

              It is proposed that this filing will become effective (check appropriate box)
              [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
              [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
              [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              [ ] on pursuant to paragraph (a)(1) of Rule 485
              If appropriate, check the following box:
              [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------


================================================================================

                        PHL VARIABLE ACCUMULATION ACCOUNT
                                  REGISTRATION
                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                          FORM N-4 ITEM                                                PROSPECTUS CAPTION
                          -------------                                                ------------------
 1.   Cover Page ...............................................         Cover Page

 2.   Definitions ..............................................         Special Terms

 3.   Synopsis..................................................         Summary of Expenses; Summary

 4.   Condensed Financial Information ..........................         Financial Highlights

 5.   General Description of Registrant, Depositor and                  PHL Variable Insurance Company and the PHL Variable
         Portfolio Companies....................................         Accumulation Account; The Fund; Voting Rights

 6.   Deductions and Charges ...................................         Deductions and Charges; Sales of Variable Accumulation
                                                                         Contracts

 7.   General Description of Variable Annuity Contracts.........         The Variable Accumulation Annuity; Purchase of Contracts;
                                                                         The Accumulation Period; Miscellaneous Provisions

 8.   Annuity Period ...........................................         The Annuity Period

 9.   Death Benefits............................................         Payment Upon Death Before Maturity Date; Payment Upon
                                                                         Death After Maturity Date

10.   Purchases and Contract Value .............................         Purchase of Contracts; The Accumulation Period; Variable
                                                                         Account Valuation Procedures; Sales of Variable
                                                                         Accumulation Contracts

11.   Redemptions...............................................         Surrender of Contracts; Partial Withdrawals; Free Look
                                                                         Period

12.   Taxes ....................................................         Federal Income Taxes

13.   Legal Proceeding..........................................         Litigation

14.   Table of Contents of Statement of Additional Information..         Statement of Additional Information

15.   Cover Page ...............................................         Cover Page

16.   Table of Contents ........................................         Table of Contents

17.   General Information and History ..........................         Not Applicable

18.   Services..................................................         Not Applicable

19.   Purchase of Securities Being Offered......................         Appendix

20.   Underwriters .............................................         Underwriter

21.   Calculation of Yield Quotations of Money Market
         Subaccounts............................................         Calculation of Yield and Return

22.   Annuity Payments..........................................         Calculation of Annuity Payments

23.   Financial Statements .....................................         Financial Statements

                         PHL VARIABLE INSURANCE COMPANY


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                       MAIL OPERATIONS ("VPMO"):
Hartford, Connecticut                                              P.O. Box 8027
                                                           Boston, MA 02266-8027


                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                                   PROSPECTUS


                                   May 1, 1998



This Prospectus describes a variable accumulation deferred annuity contract (the "Contract" or "Contracts"), offered by PHL Variable Insurance Company. The Contract is designed to give the Contract Owner a retirement income in the future. Purchase payments made to the Contract accumulate on a tax-deferred basis which later may be distributed under a variety of options designed to suit your financial needs. You decide the timing and amount of purchase payments and allocations of Contract Value to the Guaranteed Interest Account ("GIA"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and/or one or more of the Subaccounts of the PHL Variable Accumulation Account (the "Account"). The assets of the Subaccounts are used to purchase, at Net Asset Value, shares of a designated underlying mutual fund (collectively, the "Funds") in the following series or portfolios ("Series") of the Funds of underlying Account options:


                    FUND                                              ADVISER
    ===============================================================================================
    THE PHOENIX EDGE SERIES FUND
    o   Money Market Series                        []   Phoenix Investment Counsel, Inc.
    o   Multi-Sector Fixed Income Series           []   Phoenix Investment Counsel, Inc.
    o   International Series                       []   Phoenix Investment Counsel, Inc.
    o   Strategic Theme Series                     []   Phoenix Investment Counsel, Inc.
    o   Engemann Nifty Fifty Series                []   Phoenix Investment Counsel, Inc.
    o   Phoenix Value Equity Series                []   Phoenix Investment Counsel, Inc.
    o   Seneca Mid-Cap Growth Series               []   Phoenix Investment Counsel, Inc.
    o   Growth Series                              []   Phoenix Investment Counsel, Inc.
    o   Strategic Allocation Series                []   Phoenix Investment Counsel, Inc.
    o   Balanced Series                            []   Phoenix Investment Counsel, Inc.
    o   Research Enhanced Index Series             []   Phoenix Investment Counsel, Inc.
    o   Phoenix Growth & Income Series             []   Phoenix Investment Counsel, Inc.
    o   Schafer Mid-Cap Value Series               []   Phoenix Investment Counsel, Inc.
    o   Real Estate Securities Series              []   Duff & Phelps Investment Management Co.
    o   Aberdeen New Asia Series                   []   Phoenix-Aberdeen International Advisors, LLC
    WANGER ADVISORS TRUST
    o   U.S. Small Cap Series                      []   Wanger Asset Management, L.P.
    o   International Small Cap Series             []   Wanger Asset Management, L.P.
    TEMPLETON VARIABLE PRODUCTS SERIES FUND
    o   Templeton Stock Series                     []   Templeton Investment Counsel, Inc.
    o   Templeton International Series             []   Templeton Investment Counsel, Inc.
    o   Templeton Asset Allocation Series          []   Templeton Investment Counsel, Inc.
    o   Templeton Developing Markets Series        []   Templeton Asset Management, Ltd.

    ===============================================================================================


The Contract Value allocated to the Account is not guaranteed and will vary with the investment performance of the underlying Fund. The Contract Value allocated to the GIA and MVA will accumulate at rates we determine. The guaranteed rates offered will, in no event, be less than 4% for allocations made to the GIA.


You may select from a number of different variable annuity and fixed annuity payout options, some of which offer retirement income payments which you cannot outlive. See "The Annuity Period--Annuity Options."

The Contract has a "free look" period during which you may return the Contract if you are not satisfied for any reason. See "Free Look Period."

It may not be advantageous to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should recognize that a contract that has been in existence for a period of time might have certain advantages to you over a new contract. On the other hand, the proposed Contract may offer new features which are more important to you.

It is in your best interest to have adequate information before a decision to replace your present annuity contract becomes final so that you may understand the basic features of both the proposed Contract and your existing contract.

If you are replacing a life insurance policy, it is important to understand that the proposed Contract would provide limited, if any, life insurance coverage, and that annuities and life insurance are treated differently under the tax laws.

In all cases, it is important to know if the replacement will result in current tax liability.

This Prospectus provides information about the Contract that prospective investors should know before investing and is valid only if accompanied by or preceded by current prospectuses for the Funds and MVA. This Prospectus and the prospectuses for the Funds and MVA should be read and retained for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 1998, which is part of the registration statement filed with the Securities and Exchange Commission ("SEC") for the Account, is available free of charge upon request by writing to VPMO or by calling our service center, Variable Products Operations ("VPO") toll free at 800-447-4312. The SAI has been incorporated by reference into this Prospectus, and its Table of Contents appears at the back of this Prospectus.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE FLUCTUATION OF CONTRACT VALUE AND THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------


SPECIAL TERMS.............................................  4
SUMMARY OF EXPENSES.......................................  5
SUMMARY...................................................  8
FINANCIAL HIGHLIGHTS...................................... 10
PERFORMANCE HISTORY....................................... 11
THE VARIABLE ACCUMULATION ANNUITY......................... 12
PHL VARIABLE AND THE ACCOUNT ............................. 12
THE PHOENIX EDGE SERIES FUND.............................. 12
WANGER ADVISORS TRUST..................................... 14
TEMPLETON VARIABLE PRODUCTS SERIES FUND................... 14
MVA....................................................... 14
PURCHASE OF CONTRACTS..................................... 15
DEDUCTIONS AND CHARGES.................................... 15
   Premium Tax............................................ 15
   Sales Charges.......................................... 15
   Charges for Mortality and Expense Risks................ 15
   Charges for Administrative Services.................... 16
   Market Value Adjustment................................ 16
   Other Charges.......................................... 16
THE ACCUMULATION PERIOD................................... 16
   Accumulation Units..................................... 16
   Accumulation Unit Values............................... 16
   Transfers ............................................. 17
   Surrender of Contract; Partial Withdrawals............. 17
   Lapse of Contract...................................... 18
   Payment Upon Death Before Maturity Date ............... 18
THE ANNUITY PERIOD ....................................... 18
   Variable Accumulation Annuity Contracts................ 18
   Annuity Options ....................................... 19
     Option A--Life Annuity With Specified Period Certain. 19
     Option B--Non-Refund Life Annuity.................... 19
     Option D--Joint and Survivor Life Annuity............ 19
     Option E--Installment Refund Life Annuity............ 19
     Option F--Joint and Survivor Life Annuity with
         10-Year Period Certain .......................... 20
     Option G--Payments for Specified Period.............. 20
     Option H--Payments of Specified Amount............... 20
     Option I--Variable Payment Life Annuity with 10-Year
         Period Certain .................................. 20
     Option J--Joint Survivor Variable Payment Life Annuity
         with 10-Year Period Certain ..................... 20
     Option K--Variable Payment Annuity for a Specified
         Period .......................................... 20
     Option L--Variable Payment Life Expectancy Annuity... 20 Option M--Unit Refund Variable Payment Life Annuity.. 20

     Option N--Variable Payment Non-Refund Life Annuity... 20
     Other Options and Rates.............................. 20
     Other Conditions..................................... 20
   Payment Upon Death After Maturity Date................. 21
VARIABLE ACCOUNT VALUATION PROCEDURES..................... 21
MISCELLANEOUS PROVISIONS.................................. 21
   Assignment............................................. 21
   Deferment of Payment .................................. 21
   Free Look Period....................................... 21
   Amendments to Contracts................................ 22
   Substitution of Fund Shares............................ 22
   Ownership of the Contract.............................. 22
FEDERAL INCOME TAXES...................................... 22
   Introduction........................................... 22
   Tax Status............................................. 22
   Taxation of Annuities in General--Non-Qualified Plans.. 22
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date..................................... 22
     Surrenders or Withdrawals On or After the Contract
        Maturity Date..................................... 22
     Penalty Tax on Certain Surrenders and Withdrawals.... 23
   Additional Considerations.............................. 23
   Diversification Standards ............................. 24
   Qualified Plans........................................ 24
     Tax Sheltered Annuities ............................. 25
     Keogh Plans.......................................... 26
     Individual Retirement Accounts....................... 26
     Corporate Pension and Profit-Sharing Plans........... 26
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations.......................... 26
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Contracts.......................... 26
     Seek Tax Advice...................................... 27
SALES OF VARIABLE ACCUMULATION CONTRACTS ................. 27
STATE REGULATION ......................................... 27
REPORTS .................................................. 27
VOTING RIGHTS ............................................ 27
TEXAS OPTIONAL RETIREMENT PROGRAM ........................ 28
LEGAL MATTERS ............................................ 28
 SAI...................................................... 28
APPENDIX A ............................................... 29
APPENDIX B ............................................... 30

SPECIAL TERMS
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement with respect to each Subaccount used in determining the value of a Contract and the interest in the Subaccounts prior to the commencement of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The primary Annuitant as shown on the Contract's Schedule Page while the primary Annuitant is living, and then the contingent Annuitant designated on the application for the Contract or as later changed by the Owner, if the contingent Annuitant is living at the death of the primary Annuitant.


ANNUITY OPTION: The provisions under which a series of annuity payments is made to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each variable income payment under the variable payment Annuity Options I, J, K, M and N.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): The person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the application for the Contract. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named in the application, the Annuitant will be the Owner.


CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA. For 403(b) plans with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period that does not vary with or reflect the investment performance of any Subaccount.

FUND(S): The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund.

GIA: An allocation option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial purchase payment is invested under a Contract.


LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for 403(b) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable.

MATURITY DATE: The date elected by the Owner pursuant to the Contract as of which annuity payments will commence. The Maturity Date shall be no earlier than the fifth Contract anniversary and no later than the Annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PURCHASE PAYMENT: The amount which must be paid when a Contract is purchased. Minimum initial purchase payments of $1,000, $1,000, $25 and $1,000 annually are required for non-qualified, IRA, bank draft program and qualified plan contracts, respectively.

MINIMUM SUBSEQUENT PAYMENT: The amount which must be paid when any subsequent payments are made, after the minimum initial purchase payment has been made (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series shares outstanding.

PAYMENT UPON DEATH: The obligation of PHL Variable under a Contract to make a payment on the death of the Owner or Annuitant at any time before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a Fund.


VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amount after the first payment is made, in accordance with the investment experience of the selected Subaccounts.


VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Products Operations.


VPO: Variable Products Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                       ALL SUBACCOUNTS
                                                                                          ---------------
Sales Charges Imposed on Purchases..................................................            None
Deferred Sales Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................             7%
    Age of Payment in Complete Years 1-2............................................             6%
    Age of Payment in Complete Years 2-3............................................             5%
    Age of Payment in Complete Years 3-4............................................             4%
    Age of Payment in Complete Years 4-5............................................             3%
    Age of Payment in Complete Years 5-6............................................             2%
    Age of Payment in Complete Years 6-7............................................             1%
    Age of Payment in Complete Years 7 and thereafter...............................            None

Exchange  Fee
    Maximum Allowable Charge Per Exchange...........................................              $10

ANNUAL ADMINISTRATIVE  CHARGE
    Maximum.........................................................................              $35


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
   Mortality and Expense Risk Fee...................................................            1.25%
   Daily Administrative Fee.........................................................           0.125%
Total Separate Account Annual Expenses..............................................           1.375%

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)


                                                                                                 OTHER EXPENSES(2)
                                                                                   RULE 12B-1   (AFTER EXPENSE      TOTAL  ANNUAL(2)
                                                                 MANAGEMENT FEES     FEES       REIMBURSEMENT)         EXPENSES
                                                                 ---------------     ----       --------------         --------
Growth Series...................................................      .63%            N/A            .11%                .74%
Multi-Sector Fixed Income Series................................      .50%            N/A            .15%                .65%
Strategic Allocation Series ....................................      .58%            N/A            .13%                .71%
Money Market Series.............................................      .40%            N/A            .15%                .55%
International Series ...........................................      .75%            N/A            .26%               1.01%
Balanced Series.................................................      .55%            N/A            .15%                .70%
Real Estate Securities Series...................................      .75%            N/A            .25%               1.00%
Strategic Theme Series..........................................      .75%            N/A            .25%               1.00%
Aberdeen New Asia Series........................................     1.00%            N/A            .25%               1.25%
Research Enhanced Index  Series.................................      .45%            N/A            .10%                .55%
Engemann Nifty Fifty Series(5)..................................      .90%            N/A            .15%               1.05%
Phoenix Growth & Income Series(5)...............................      .70%            N/A            .15%                .85%
Phoenix Value Equity Series(5)..................................      .70%            N/A            .15%                .85%
Seneca Mid-Cap Growth Series(5).................................      .80%            N/A            .25%               1.05%
Schafer Mid-Cap Value Series(5).................................     1.05%            N/A            .15%               1.20%
Wanger U.S. Small Cap Series....................................      .97%            N/A            .09%               1.06%
Wanger International Small Cap Series...........................     1.28%            N/A            .32%               1.60%
Templeton Stock Series -- Class 2(3)............................      .69%           .25%            .19%               1.13%
Templeton Asset Allocation Series -- Class 2(3).................      .60%           .25%            .18%               1.03%
Templeton International Series -- Class 2(3)....................      .69%           .25%            .19%               1.13%
Templeton Developing Markets Series -- Class 2(4)...............     1.25%           .25%            .33%               1.83%

(1) A sales charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn each year without a sales charge. See "Deductions and Charges--Sales Charges."
(2) Each Series pays a portion or all of its total annual expenses other than the management fee. The Research Enhanced Index Series will pay up to .10%; the Growth, Multi-Sector Fixed Income, Strategic Allocation, Money Market, Balanced, Nifty Fifty, Growth & Income, Value and Schafer Mid-Cap Series will pay up to .15%; the Real Estate Securities, Strategic Theme, Aberdeen New Asia, and Seneca Mid-Cap Series will pay up to .25%; the International Series will pay up to .40%; the Wanger U.S. Small Cap Series will pay up to .50%; and the Wanger International Small Cap Series will pay up to .60%. Absent expense reimbursement, Total Annual Expenses were .66%, 1.05%, 1.07%, 1.14% and 2.00% for the Multi-Sector, Enhanced Index, Real Estate, Theme and Asia Series, respectively. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.
(3) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Annual Expenses have been restated to reflect the management fee schedule which was approved by shareholders and effective on May 1, 1997. Actual Management Fees and Total Annual Expenses during 1997 were lower. See Fund prospectus for details.
(4) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.
(5) Inclusion of this Subaccount began on March 2, 1998. Accordingly, annualized expenses have been projected for the fiscal period ending December 31, 1998. Without reimbursement, the total operating expenses are estimated to be approximately 1.35%, 1.68%, 1.10%, 1.10% and 1.31% of the average net assets of the Nifty Fifty, Seneca Mid-Cap, Growth & Income, Value and Schafer Mid-Cap Series, respectively, for the fiscal year ending December 31, 1998.

                               SUMMARY OF EXPENSES

EXAMPLES

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


    SUBACCOUNT                                                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
    ----------                                                          ------            -------          -------          --------
    Growth Series...............................................         $ 79              $110             $143              $260
    Multi-Sector Fixed Income Series............................           78               108              138               251
    Strategic Allocation Series................................            78               109              141               256
    Money Market Series.........................................           77               105              133               241
    International Series........................................           81               118              156               287
    Balanced Series.............................................           78               109              141               257
    Real Estate Securities Series...............................           81               118              155               286
    Strategic Theme Series......................................           81               118              155               286
    Aberdeen New Asia Series....................................           83               125              168               311
    Research Enhanced Index  Series.............................           77               105              N/A               N/A
    Engemann Nifty Fifty Series(1)..............................           82               119              N/A               N/A
    Phoenix Growth & Income Series(1)...........................           80               114              N/A               N/A
    Phoenix Value Equity Series(1)..............................           80               114              N/A               N/A
    Seneca Mid-Cap Growth Series(1).............................           82               119              N/A               N/A
    Schafer Mid-Cap Value Series(1).............................           83               124              N/A               N/A
    Wanger U.S. Small Cap Series................................           82               120              158               292
    Wanger International Small Cap Series.......................           87               135              184               344
    Templeton Stock Series -- Class 2...........................           82               122              162               299
    Templeton Asset Allocation Series -- Class 2................           81               119              157               289
    Templeton International Series -- Class 2...................           82               122              162               299
    Templeton Developing Markets Series -- Class 2..............           89               142              195               365


    If you annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


    SUBACCOUNT                                                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
    ----------                                                          ------            -------          -------          --------
    Growth Series...............................................         $ 79              $110             $122              $260
    Multi-Sector Fixed Income Series............................           78               108              117               251
    Strategic Allocation Series.................................           78               109              120               257
    Money Market Series.........................................           77               105              112               241
    International Series........................................           81               118              136               287
    Balanced Series.............................................           78               109              120               256
    Real Estate Securities Series...............................           81               118              135               286
    Strategic Theme Series......................................           81               118              135               286
    Aberdeen New Asia Series....................................           83               125              147               311
    Research Enhanced Index  Series.............................           77               105              N/A               N/A
    Engemann Nifty Fifty Series1................................           82               119              N/A               N/A
    Phoenix Growth & Income Series(1)...........................           80               114              N/A               N/A
    Phoenix Value Equity Series(1)..............................           80               114              N/A               N/A
    Seneca Mid-Cap Growth Series(1).............................           82               119              N/A               N/A
    Schafer Mid-Cap Value Series(1).............................           83               124              N/A               N/A
    Wanger U.S. Small Cap Series................................           82               120              138               292
    Wanger International Small Cap Series.......................           87               135              165               344
    Templeton Stock Series -- Class 2...........................           82               122              141               299
    Templeton Asset Allocation Series -- Class 2................           81               119              137               289
    Templeton International Series -- Class 2...................           82               122              141               299
    Templeton Developing Markets Series -- Class 2..............           89               142              176               365

(1) Inclusion of this Subaccount began on March 2, 1998.

                               SUMMARY OF EXPENSES

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


    SUBACCOUNT                                                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
    ----------                                                          ------            -------          -------          --------
    Growth Series...............................................         $ 23              $ 71             $122              $260
    Multi-Sector Fixed Income Series............................           22                69              117               251
    Strategic Allocation Series................................            23                70              120               257
    Money Market Series.........................................           21                66              112               241
    International Series........................................           26                79              136               287
    Balanced Series.............................................           23                70              120               256
    Real Estate Securities Series...............................           26                79              135               286
    Strategic Theme Series......................................           26                79              135               286
    Aberdeen New Asia Series....................................           28                87              147               311
    Research Enhanced Index Series..............................           21                66              N/A               N/A
    Engemann Nifty Fifty Series(1)..............................           26                81              N/A               N/A
    Phoenix Growth & Income Series(1)...........................           24                75              N/A               N/A
    Phoenix Value Equity Series(1)..............................           24                75              N/A               N/A
    Seneca Mid-Cap Growth Series(1).............................           26                81              N/A               N/A
    Schafer Mid-Cap Value Series(1).............................           28                85              N/A               N/A
    Wanger U.S. Small Cap Series................................           26                81              138               292
    Wanger International Small Cap Series.......................           32                97              165               344
    Templeton Stock Series -- Class 2...........................           27                83              141               299
    Templeton Asset Allocation Series -- Class 2................           26                80              137               289
    Templeton International Series -- Class 2...................           27                83              141               299
    Templeton Developing Markets Series -- Class 2..............           34               104              176               365

(1)  Inclusion of this Subaccount began on March 2, 1998.


    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1997, except as indicated. The tables reflect expenses of the Account as well as the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. Any premium or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes are currently imposed by certain states on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix B.

    The Example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The $35 annual administrative charge is reflected in the Example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. See "Deductions and Charges."

SUMMARY
--------------------------------------------------------------------------------

    The following summary of Prospectus information of the Contract should be read with the detailed information appearing elsewhere in this Prospectus. See "Table of Contents" and "Special Terms."



OVERVIEW

    The Contract offers a dynamic concept in retirement planning designed to give you maximum flexibility in obtaining your investment goals. There are no deductions from your purchase payments so that your entire investment is put to work in one or more of the Subaccounts, GIA and/or the MVA. The Contract offers a combination of investment options, both variable and fixed. Investments in the Subaccounts provide returns which are variable and are contingent upon the performance of the underlying Fund. Allocations to either the GIA or MVA produces guaranteed interest earnings subject to certain conditions. Please refer to "Appendix A" for detailed information regarding the GIA and to the MVA prospectus before allocating payments to these options. You also may select from a number of different variable annuity and fixed annuity payout options, some of which offer retirement income payments which you cannot outlive. See "The Annuity Period--Annuity Options." Contracts are available to fund both non-tax qualified and certain tax qualified retirement plans. The Contract is designed to provide retirement income at a future date by the investment of funds on a tax-deferred basis. Generally, any earnings on your investment will accumulate without being subject to annual income tax until withdrawn. The Contract provides for payment upon the death of either the Owner or the Annuitant anytime before the Maturity Date. Contracts may not be available for sale in all states.



INVESTMENT FEATURES
    FLEXIBLE PAYMENTS
    You may make payments any time until the Maturity Date that you select subject to certain limitations. You can vary the amount and frequency of your purchase payments. Other than the Minimum Initial Purchase Payment there is no scheduled or required purchase payment.

    CONTRIBUTIONS

    For non-tax qualified plans and Individual Retirement Annuities ("IRAs") including SEP IRAs and SIMPLE IRAs, you must make a Minimum Initial Purchase Payment of at least $1,000 to put a Contract in effect. Minimum purchase payments to the MVA must be at least $1,000. If your payments are made by our monthly bank draft investment program, you are allowed to pay a reduced Minimum Initial Purchase Payment amount of at least $25.



ALLOCATION OF PREMIUMS AND CONTRACT VALUE
    Your purchase payment will be invested in one or more of the Subaccounts, GIA and/or the MVA. The assets of the Subaccounts are used to purchase, at Net Asset Value, shares of a designated Fund. You also may change your allocation to the various investment options by changing your allocation percentages or by making transfers among the Subaccounts, GIA and/or the MVA. Transfers into the GIA, MVA and/or among the Subaccounts of the Account may be made anytime prior to the annuity date.


    In general, you can only make one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the GIA. Also, the total Contract Value allocated to the GIA may be transferred out of the GIA to one or more of the Subaccounts and/or MVA. Transfers from the GIA are subject to the rules discussed in Appendix A and in "The Accumulation Period--Transfers."

    Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


     The Contract Value allocated to the Account is not guaranteed and will vary with the investment performance of the underlying Fund. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and will accumulate at rates we determine (4% minimum for GIA).


WITHDRAWALS

    You may partially or fully surrender the Contract anytime for its Contract Value less any applicable sales charge and premium tax. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value as of the end of the previous year in a Contract year after the first Contract year without a sales charge. See "Surrender of Contract; Partial Withdrawals."



DEATH BENEFIT

    The Contract provides for payment on the death of the Owner or the Annuitant at any time prior to the Maturity Date of the Contract. The amount payable will be different depending on whether the Annuitant or Owner/Annuitant has attained age 85. If the Annuitant and Owner are not the same, the amount payable upon the death of the Owner will be equal to the greater of: (a) 100% of purchase payments made, less withdrawals or (b) the Contract Value (no surrender charge is imposed), less any deferred premium tax. See "Payment Upon Death Before Maturity." The Contract also provides for payment upon death after the Contract Maturity Date. See "Payment Upon Death Before Maturity Date" and "Payment Upon Death After Maturity Date."



DEDUCTIONS AND CHARGES
    GENERALLY

    No deductions are made from purchase payments. A deduction for sales charges may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. However, no deduction for sales charges will be taken after the Annuity Period has begun, unless unscheduled withdrawals are made under Annuity Options K or L. If a sales charge is imposed, it is imposed on a first-in, first-out basis. No sales charge will be imposed in the event that the Annuitant or Owner dies before the date that annuity payments will commence. The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments. See "Sales Charges."

    FROM THE ACCOUNT

    There is a mortality and expense risk fee and a daily administrative fee assessed against the Account. The mortality and expense risk fee is 1.25%. See "Charges for Mortality & Expense Risks." The daily administrative fee is equal to 0.125% on an annual basis. See "Charges for Administrative Services."


    OTHER CHARGES OR DEDUCTIONS

    In most states, premium taxes are imposed when a Contract is annuitized rather than when purchase payments are made by the Contract Owner. PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax." To cover its fixed cost of administration, PHL Variable generally charges each Contract $35 each year.


    In addition, certain charges are deducted from the assets of the Funds. For investment management services, each Series of a Fund pays the investment manager a separate monthly fee calculated on the basis of its average daily net assets during the year.

    For a more complete description of the fees chargeable under the Contract, see "Deductions and Charges."

VARIATIONS
    PHL Variable is subject to laws and regulations in every state in which the Contract is sold. As a result, the terms of the Contract may vary from state to state.


ADDITIONAL INFORMATION
    FREE LOOK PERIOD
    An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. The Owner may receive more or less than the initial payment depending on investment experience within the Subaccounts during the 10-day period, unless the Contract is issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment is refunded. See "Free Look Period."

    LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

                        PHL VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES

                     (SELECTED DATA FOR AN ACCUMULATION UNIT
                  OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

Following are financial highlights for the period indicated.


                                          MONEY MARKET                                                       MULTI-SECTOR
                                          SUBACCOUNT                     GROWTH SUBACCOUNT                    SUBACCOUNT
                                          ----------                     -----------------                    ----------
                                                         FROM                             FROM                             FROM
                                      YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION
                                     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO
                                    1997      1996      12/31/95     1997      1996      12/31/95     1997     1996       12/31/95
                                    ----      ----      --------     ----      ----      --------     ----     ----       --------
Unit value, beginning of period   $1.051525 $1.014954  $1.000000   $1.202623 $1.082876  $1.000000   $1.166339 $1.051781  $1.000000
Unit value, end of period......   $1.091039 $1.051525  $1.014954   $1.436490 $1.202623  $1.082876   $1.276756 $1.166339  $1.051781
                                  ========= =========  =========   ========= =========  =========   ========= =========  =========
Number of units outstanding
  (000)........................      32,019    22,142      5,893      42,365    77,819      3,037      29,245    13,252        319


                                        ALLOCATION SUBACCOUNT          INTERNATIONAL SUBACCOUNT            BALANCED SUBACCOUNT
                                        ---------------------          ------------------------            -------------------
                                                         FROM                             FROM                             FROM
                                      YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION
                                     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO
                                    1997      1996      12/31/95     1997      1996      12/31/95     1997     1996       12/31/95
                                    ----      ----      --------     ----      ----      --------     ----     ----       --------
Unit value, beginning of period   $1.120864 $1.042018  $1.000000   $1.181847 $1.009660  $1.000000   $1.142528 $1.047597  $1.000000
Unit value, end of period......   $1.334927 $1.120864  $1.042018   $1.306260 $1.181847  $1.009660   $1.329181 $1.142528  $1.047597
                                  ========= =========  =========   ========= =========  =========   ========= =========  =========
Number of units outstanding
  (000)........................      22,085    13,249      2,919       7,089     3,095        133      10,024     5,616        719


                                       REAL ESTATE SUBACCOUNT           WANGER INT'L SMALL CAP            WANGER U.S. SMALL CAP
                                       ----------------------           ----------------------            ---------------------
                                                         FROM                             FROM                             FROM
                                      YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION       YEAR ENDED       INCEPTION
                                     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO     DECEMBER 31,      7/31/95 TO
                                    1997      1996      12/31/95     1997      1996      12/31/95     1997     1996       12/31/95
                                    ----      ----      --------     ----      ----      --------     ----     ----       --------
Unit value, beginning of period   $1.378845 $1.050105  $1.000000   $1.417188 $1.088168  $1.000000   $1.376482 $0.951679  $1.000000
Unit value, end of period......   $1.660307 $1.378845  $1.050105   $1.377428 $1.417188  $1.088168   $1.757439 $1.376482  $0.951679
                                  ========= =========  =========   ========= =========  =========   ========= =========  =========
Number of units outstanding
  (000)........................       7,737     1,543        226      20,361     9,834        257      34,966    16,757      1,313


                                               THEME SUBACCOUNT          ASIA SUBACCOUNT          ENHANCED INDEX
                                               ----------------          ---------------          --------------
                                                         FROM                        FROM              FROM
                                                       INCEPTION                   INCEPTION         INCEPTION
                                          YEAR ENDED   1/29/96 TO     YEAR ENDED   1/29/96 TO        5/1/97 TO
                                           12/31/97     12/31/96       12/31/97     12/31/96         12/31/97
                                           --------     --------       --------     --------         --------
Unit value, beginning of period            $1.078271    $1.000000      $0.997488    $1.000000       $1.000000
Unit value, end of period......            $1.246377    $1.078271      $0.665071    $0.997488       $1.040992
                                           =========    =========      =========    =========       =========
Number of units outstanding
  (000)........................               10,169        4,054          3,655        1,133           3,958


                                            STOCK             ASSET ALLOCATION          INTERNATIONAL          DEVELOPING MARKETS
                                          SUBACCOUNT             SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                          ----------             ----------              ----------                ----------
                                             FROM                   FROM                    FROM                      FROM
                                          INCEPTION              INCEPTION               INCEPTION                 INCEPTION
                                          5/1/97 TO              5/1/97 TO               5/1/97 TO                 5/1/97 TO
                                          12/31/97               12/31/97                12/31/97                  12/31/97
                                          --------               --------                --------                  --------
Unit value, beginning of period           $1.000000              $1.000000               $1.000000                 $1.000000
Unit value, end of period......           $1.044077              $1.064886               $1.075133                 $0.662660
Number of units outstanding
  (000)........................               6,100                  4,622                   4,072                     3,275


      ENGEMANN NIFTY FIFTY SUBACCOUNT, PHOENIX GROWTH & INCOME SUBACCOUNT,
                        PHOENIX VALUE EQUITY SUBACCOUNT
       SENECA MID-CAP GROWTH SUBACCOUNT, SCHAFER MID-CAP VALUE SUBACCOUNT


    These Subaccounts commenced operations on March 2, 1998; accordingly, data for these Subaccounts is not yet available.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Multi-Sector Subaccount and as total return of any Subaccount. For the Multi-Sector Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.



     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/97
     ---------------------------------------------------------

               COMMENCEMENT                                 SINCE
SUBACCOUNT         DATE      1 YEAR    5 YEARS  10 YEARS  INCEPTION
----------         ----      ------    -------  --------  ---------
Multi-Sector...   1/1/83       3.48%     9.01%    9.21%     9.40%
Balanced.......   5/1/92       9.88%     9.09%     N/A      9.56%
Allocation.....   9/17/84     12.49%     9.17%   10.56%    11.55%
Growth.........   1/1/83      12.82%    14.58%   15.81%    16.84%
International..   5/1/90       4.39%    12.97%     N/A      7.34%
Money Market...  10/10/82     (2.01%)    2.55%    4.10%     4.84%
Real Estate....   5/1/95      13.73%      N/A      N/A     23.48%
U.S. Small Cap.   5/1/95      20.59%      N/A      N/A     30.14%
Int'l. Small
  Cap..........   5/1/95      (8.21%)     N/A      N/A     19.44%
Theme..........   1/29/96      9.17%      N/A      N/A      9.90%
Asia...........   9/20/96    (37.05%)     N/A      N/A    (30.21%)
Enhanced Index.   7/15/97       N/A       N/A      N/A     (1.44%)
TPT Allocation.  11/28/88      7.43%    13.15%     N/A     10.79%
TPT Stock......   11/4/88      3.99%    15.16%     N/A     11.22%
TPT Int'l......   5/1/92       5.89%    16.25%     N/A     12.74%
TPT Dev. Mkts..   9/15/96    (34.23%)     N/A      N/A    (27.91%)


                      ANNUAL TOTAL RETURN(1)
                      ----------------------

           MULTI-               ALLO-               INTER-    MONEY
YEAR       SECTOR    BALANCED   CATION    GROWTH   NATIONAL   MARKET
----       ------    --------   ------    ------   --------   ------
1983....    4.56%       N/A       N/A     31.10%      N/A     6.85%
1984....    9.82%       N/A     (1.51%)    9.16%      N/A     8.72%
1985....   18.97%       N/A     25.61%    33.09%      N/A     6.56%
1986....   17.67%       N/A     14.11%    18.83%      N/A     5.06%
1987....   (0.30%)      N/A     11.02%     5.47%      N/A     5.05%
1988....    8.98%       N/A      0.94%     2.50%      N/A     5.98%
1989....    6.76%       N/A     18.28%    34.35%      N/A     7.71%
1990....    3.78%       N/A      4.32%     2.62%    (8.98%)   6.74%
1991....   17.96%       N/A     27.56%    40.81%    18.11%    4.53%
1992....    8.58%      8.43%     9.15%     8.79%   (14.03%)   2.16%
1993....   14.35%      7.13%     9.50%    18.08%    36.59%    1.47%
1994....   (6.78%)    (4.17%)   (2.75%)    0.08%    (1.31%)   2.42%
1995....   21.89%     21.69%    16.63%    29.13%     8.12%    4.23%
1996....   10.89%      9.06%     7.57%    11.06%    17.05%    3.60%
1997        9.57%     16.34%    19.10%    19.45%    10.53%    3.76%


            REAL                              ENHANCED      U.S.       INT'L
YEAR       ESTATE     THEME        ASIA        INDEX     SMALL CAP   SMALL CAP
----       ------     -----        ----        -----     ---------   ---------
1995....   16.75%(3)    N/A         N/A        N/A       14.97%(3)   33.35%(3)
1996....   31.31%      8.98%(3)   (0.23%)(3)   N/A       44.64%      30.24%
1997....   20.41%     15.59%     (33.33%)     5.19%(3)   27.68%      (2.81%)


              TPT             TPT           TPT             TPT
YEAR       ALLOCATION(2)     STOCK(2)     INT'L(2)       DEV. MKTS.(2)
----       -------------     --------     --------       -------------
1989....     11.49%           12.83%        N/A              N/A
1990....     (9.47%)         (12.50%)       N/A              N/A
1991....     25.70%           25.50%        N/A              N/A
1992....      6.36%            5.41%      (7.15%)(3)         N/A
1993....     24.15%           31.92%      45.01%             N/A
1994....     (4.55%)          (3.80%)     (3.83%)            N/A
1995....     20.60%           23.26%      13.91%             N/A
1996....     16.96%           20.47%      22.06%            0.90%(3)
1997         13.74%           10.10%      12.12%          (30.35%)

(1) Sales charges have not been deducted from the Annual Total Returns.
(2) Returns shown prior to 1997, the inception year of the Class 2 shares, are derived from the historical performance of Class 1 shares. These returns have been adjusted to reflect the higher operating expenses for Class 2 shares, which includes a 12b-1 fee of .25% annually. Past fee waivers by the Investment Manager of the Templeton Developing Markets Fund increased total returns.
(3) Since inception


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


    Current yield for the Money Market Subaccount is based upon the income earned by the Subaccount over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Money Market Subaccount based on a 7-day period ending December 31, 1997.


Example:

Value of hypothetical pre-existing account with
exactly one unit
  at the beginning of the period:...................  1.090370
Value of the same account (excluding capital
changes) at the
  end of the  7-day period:.........................  1.091039
Calculation:
  Ending account value..............................  1.091039
  Less beginning account value......................  1.090370
  Net change in account value.......................  0.000669
Base period return:
  (adjusted change/beginning account value).........  0.000614
Current yield = return  H (365/7) =.................     3.20%
Effective yield = [(1 + return)(365/7)] -1 =........     3.25%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    Each Fund's Annual Report, available upon request and without charge, contains a discussion of the performance of the Funds and a comparison of that performance to a securities market index.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable may be significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who assume the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts of the Account. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    The Owner selects the investment objective of each Contract on a continuing basis by directing the allocation of purchase payments and Contract Value among the Subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    PHL Variable is a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Its executive office is located at One American Row, Hartford, Connecticut 06102 and its main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981. On December 31, 1997, it had assets of $428 million. PHL Variable sells variable annuity contracts through its own field force of agents and through brokers. Its operations are currently conducted in 45 states.


    On December 7, 1994, PHL Variable established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of these accounts may not be charged with liabilities arising out of any other business that PHL Variable may conduct. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

THE PHOENIX EDGE SERIES FUND
--------------------------------------------------------------------------------

    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The investment adviser of all of the Series (except the Real Estate and Asia Series) is Phoenix Investment Counsel, Inc. ("PIC"). The investment adviser of the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM") and for the Asia Series, the adviser is Phoenix-Aberdeen International

Advisors, LLC ("PAIA"). The investment objective of each of the Series of the Fund is as follows:

    (1) MULTI-SECTOR FIXED INCOME ("MULTI-SECTOR") SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.

    (2) MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity. The Money Market Series invests exclusively in high quality money market instruments.

    (3) GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.


    (4) STRATEGIC ALLOCATION ("ALLOCATION") SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk. The Allocation Series invests in stocks, bonds and money market instruments in accordance with the adviser's appraisal of investments most likely to achieve the highest total rate of return.


    (5) INTERNATIONAL SERIES: The International Series seeks as its investment objective a high total return consistent with reasonable risk. It intends to achieve its objective by investing primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return.

    (6) BALANCED SERIES: The investment objectives of the Balanced Series are reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

    (7) REAL ESTATE SECURITIES ("REAL ESTATE") SERIES: The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    (8) STRATEGIC THEME ("THEME") SERIES: The investment objective of the Theme Series is to seek long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

    (9) ABERDEEN NEW ASIA ("ASIA") SERIES: The investment objective of the Asia Series is to seek long-term capital appreciation. It is intended that this Series will invest primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.


    (10) RESEARCH ENHANCED INDEX ("ENHANCED INDEX") SERIES: The investment objective of the Enhanced Index Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It is intended that this Series will invest in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    (11) ENGEMANN NIFTY FIFTY ("NIFTY FIFTY") SERIES: The investment objective of the Nifty Fifty Series is to seek long-term capital appreciation by investing in approximately 50 different securities which, in the opinion of the Adviser, offer the best potential for long term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    (12) SENECA MID-CAP GROWTH ("SENECA MID-CAP") SERIES: The investment objective of the Seneca Mid-Cap Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    (13) PHOENIX GROWTH AND INCOME ("GROWTH & INCOME") SERIES: The investment objective of the Growth & Income Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    (14) PHOENIX VALUE EQUITY ("VALUE") SERIES: The primary investment objective of the Value Series is long-term capital appreciation, with a secondary investment objective of current income. The Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    (15) SCHAFER MID-CAP VALUE ("SCHAFER MID-CAP") SERIES: The primary investment objective of the Schafer Mid-Cap Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.


INVESTMENT ADVISERS
    The investment adviser to all series except the Real Estate and Asia Series is Phoenix Investment Counsel, Inc. ("PIC"). Pursuant to subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions with respect to the following series to the subadviser indicated:

Enhanced Index Series      J.P. Morgan Investment Management, Inc.
Nifty Fifty Series         Roger Engemann & Associates, Inc. ("Engemann")
Seneca Mid-Cap Series      Seneca Capital Managment, LLC ("Seneca")
Schafer Mid-Cap Series     Schafer Capital Management, Inc.

    The investment adviser to the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix Home Life. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix Home Life, and Aberdeen Fund Managers, Inc.




WANGER ADVISORS TRUST
--------------------------------------------------------------------------------
    The investment adviser of the U.S. Small Cap and International Small Cap Series is Wanger Asset Management, L.P. The investment objective of each of the Series is as follows:

    (1) WANGER U.S. SMALL CAP ("U.S. SMALL CAP") SERIES: The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    (2) WANGER INTERNATIONAL SMALL CAP ("INTERNATIONAL SMALL CAP") SERIES: The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S.
         companies with total common stock market capitalization of less than $1 billion.


TEMPLETON VARIABLE PRODUCTS SERIES FUND
--------------------------------------------------------------------------------
    The investment adviser for the Templeton Stock, Templeton Asset Allocation and Templeton International Series is Templeton Investment Counsel, Inc. ("TICI"). Templeton Asset Management, Ltd. is the investment adviser for the Templeton Developing Markets Series. The investment objectives and policies of each Series is as follows:

    (1) TEMPLETON STOCK ("TPT STOCK") SERIES: Pursues capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.


    (2) TEMPLETON ASSET ALLOCATION ("TPT ALLOCATION") SERIES: Seeks a high level of total return through a flexible policy of investing in stocks of companies in any nation, debt securities of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.


    (3) TEMPLETON INTERNATIONAL ("TPT INTERNATIONAL") SERIES: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Fund generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    (4) TEMPLETON DEVELOPING MARKETS ("TPT DEV. MKTS.") SERIES: Seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.

    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.

    Shares of the Funds may be sold to other separate accounts of PHL Variable or its affiliates or of other insurance companies funding variable annuity or variable life insurance contracts. It is conceivable that it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither PHL Variable nor the Funds currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policyowners, the Funds' Trustees intend to monitor events in order to identify any material conflict between variable annuity contract owners and variable life insurance policyowners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of a Fund or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.



SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.



MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable.

    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS AND THE MVA, PLEASE SEE THE ACCOMPANYING PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    The minimum initial purchase payment for each Contract purchased is $1,000. However, for contracts purchased in connection with tax-qualified or employer sponsored plans, a minimum annual payment of $1,000 is required. In addition, a Contract Owner may authorize his or her bank to draw $25 or more from his or her personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA or MVA. The amount the Contract Owner designates will be automatically invested on the date the bank draws on his or her account. If this "check-o-matic" privilege is elected, the minimum initial purchase payment is $25. This payment must accompany the application. Each subsequent purchase payment under a Contract must be at least $25.

    Generally, a Contract may not be purchased with respect to a proposed Annuitant who is 81 years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the Annuitant is living and the Contract is in force, purchase payments may be resumed at any time before the Maturity Date of a Contract.

    Purchase payments received under the Contracts will be allocated in any combination to any Subaccount, GIA or MVA, in the proportion specified in the application for the Contract or as indicated by the Owner from time to time. Initial purchase payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of purchase payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to PHL Variable and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by the Contract Owner.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of PHL Variable within those states and the insurance tax laws of those states. PHL Variable will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this Prospectus.


SALES CHARGES

    A deduction for sales charges (also referred to in this Prospectus as "surrender charges") for this Contract may be taken from proceeds of withdrawals from, or complete surrender of, the Contract if assets are not held under the Contract for a certain period of time. See chart below. No sales charge will be taken from death proceeds or after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any sales charge is imposed on a first-in, first-out basis.

    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without the imposition of a sales charge. During the first Contract year, the 10% withdrawal without a sales charge is available only on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:


       AGE OF PURCHASE PAYMENT              DEFERRED
        IN COMPLETE YEARS FROM          SALES CHARGE AS A
          PAYMENT DATE UNIT              PERCENTAGE OF
        RELEASED WAS CREDITED           AMOUNT WITHDRAWN
        ---------------------           ----------------
                  0                            7%
                  1                            6%
                  2                            5%
                  3                            4%
                  4                            3%
                  5                            2%
                  6                            1%
              7 and over                       0%

    In the event that the Annuitant or Owner dies before the Maturity Date of the Contract, the sales charge described in the table above will not apply.

    The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts. Sales charges imposed in connection with partial surrenders will be deducted from the Subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by sales charges will be paid by PHL Variable from the assets of the General Account.


CHARGES FOR MORTALITY AND EXPENSE RISKS
    While fixed annuity payments to Annuitants will reflect the investment performance of the applicable Series of the Funds during the Accumulation Period, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of PHL Variable over the expense charges provided for in the Contract. PHL Variable assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, PHL Variable agrees to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    PHL Variable charges each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages). No mortality and expense risk charge is deducted from the GIA or MVA.

If the percentage charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by PHL Variable; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable. Any such profit may be used, as part of PHL Variable's General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any sales charges. PHL Variable has concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.


CHARGES FOR ADMINISTRATIVE SERVICES
    PHL Variable is responsible for administering the Contract. In this connection, PHL Variable, among other things, maintains an account for each Owner and Annuitant, makes all disbursements of benefits, furnishes administrative and clerical services for each Contract, makes disbursements to pay obligations chargeable to the Account, maintains the accounts, records and other documents relating to the business of the Account required by regulatory authorities, causes the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepares and distributes notices and reports to Owners, and the like. PHL Variable also reimburses Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."


    To cover certain of its costs of administration, such as preparation of billings and statements of account, PHL Variable generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply. This charge is deducted from each Subaccount, GIA and MVA holding the assets of the Owner or on a pro rata basis from two or more Subaccounts, GIA or MVA in relation to their values under the Contract, and is not subject to increase but may be subject to decrease. This charge is deducted on the Contract anniversary date for services rendered since the preceding Contract anniversary date. Upon surrender of a Contract, where applicable, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.


    If the Owner elects Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    PHL Variable may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs and group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amounts of reductions will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.


    PHL Variable also charges each Subaccount available through a Contract the daily equivalent of 0.125% on an annual basis of the accumulated value of the Subaccount to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA or MVA.

    No sales or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of PHL Variable or its affiliates and their spouses; or to employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker/dealers with whom PEPCO has selling agreements, regardless as to their state of residence.



MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.


OTHER CHARGES

As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series. These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
ACCUMULATION UNITS

    Initial purchase payments will be applied within two days if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, the initial purchase payment will be applied within two days of the completion of the application. In the event that VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then the purchase payment will be immediately returned. If the GIA or MVA is chosen, additional purchase payments are deposited on the date of receipt of such purchase payment at VPMO. If one or more of the Subaccounts is chosen, additional purchase payments are applied to the purchase of Accumulation Units of the Subaccount(s) chosen, at the value of such Units next determined after the receipt of such purchase payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific purchase payment will be determined by dividing the applied purchase payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the purchase payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.



ACCUMULATION UNIT VALUES
    At any date prior to the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount which has been credited under a Contract can be computed by multiplying the number of such Units by the appropriate value of an Accumulation Unit in effect for such date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units in each Subaccount credited under each Contract and their current value will be reported to the Owner at least annually.

TRANSFERS
    A Contract Owner may, at any time but no later than 30 days prior to the Maturity Date of a Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts, the GIA or MVA. Any such transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units on the basis of the respective values next determined after the receipt by VPMO of written notice of election in a form satisfactory to PHL Variable. A transfer among Subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of a contract.


    A Contract Owner also may request transfers and changes in payment allocations among available Subaccounts, the GIA or MVA by calling VPO at 800-447-4312 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless the Contract Owner elects in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of the Contract Owner from his or her registered representative. PHL Variable and PEPCO will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to the Contract Owner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, PHL Variable and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Contract Owner would bear the risk of loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases a Contract Owner should submit a written request.


    A Contract Owner also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semi-annual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semi-annually or $300 annually. A Contract Owner must have an initial value of $2,000 in the GIA or the Subaccount that funds will be transferred from (sending Subaccount), and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, Contract Owners may transfer approximately equal amounts from the GIA over a minimum 18-month period. This program is not available for the MVA.

    Upon completion of the Systematic Transfer Program, the Contract Owner must notify VPO at (800) 447-4312 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month rather than on the basis of the respective values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    Unless PHL Variable agrees otherwise or the Systematic Transfer Program has been elected, a Contract Owner may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA and MVA will be effectuated on the date of receipt by VPMO except as otherwise may be requested by the Contract Owner. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For non-systematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.

    Because excessive trading can hurt Fund performance and harm Contract Owners, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.


    PHL Variable reserves the right not to accept transfer instructions from registered representatives acting under powers of attorney for multiple Contract Owners unless the registered representative's broker-dealer and PHL Variable have entered into a third-party transfer service agreement.


    No sales charge will be assessed when a transfer is made. The date a payment was credited for the purpose of calculating the sales charge will remain the same notwithstanding the transfer. Currently, there is no charge for transfers; however, PHL Variable reserves the right to charge a transfer fee of $10 per transfer after the first two in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, PHL Variable reserves the right to limit the number of transfers made during each Contract year a Contract is in existence. When the Temporary Money Market Allocation Amendment has been elected, no transfers may be made until the end of the free look period. See "Free Look Period." However, Contract Owners will be permitted at least six transfers during each Contract year. THERE ARE ADDITIONAL RESTRICTIONS ON TRANSFERS FROM THE GIA AS DESCRIBED ABOVE AND IN APPENDIX A. See the MVA prospectus for information regarding transfers from the MVA.

    PHL Variable reserves the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Contract unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law.



SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, the Contract Owner may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a sales charge. During the first Contract year, the 10% withdrawal without a sales charge is available only on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If the Contract Owner has not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to PHL Variable. Accumulation Units redeemed in a partial withdrawal will be redeemed in the same proportion as the value of the Accumulation Units of the Contract is then allocated among the Subaccounts unless the Owner designates otherwise. Also, Contract Values in the GIA or MVA will be withdrawn in a partial withdrawal in the same proportion as the Contract Value is then allocated to the GIA or MVA, unless the Owner designates otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The redemption value of Accumulation Units may be more or less than the purchase payments applied under the Contract to purchase the Accumulation Units, depending upon the investment performance in each Subaccount. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for sales charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Sales Charges." Any sales charge is imposed on a first-in, first-out basis.


    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    If on any Valuation Date the Contract Value is zero, or the premium tax reimbursement due on surrender or partial withdrawal is greater than or equal to the Contract Value, unless any Contract Value has been applied under one of the variable payment options, the Contract will immediately terminate and lapse without value. Within 30 days after this Valuation Date, PHL Variable will notify the Contract Owner in writing that the Contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Owner/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. Upon the death of the Annuitant or an Owner/Annuitant who has not yet attained age 85, the death benefit (less any deferred premium tax) is calculated according to the following method:


    1. Death occurring in the first Contract year -- the greater of:


       a. 100% of purchase payments, less any withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    2. Death occurring in the second Contract year or any subsequent Contract year -- the greater of:

       a. the death benefit at the end of the previous Contract year, plus 100% of purchase payments, less any withdrawals made -- since that date; or


       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

    After the Annuitant's age 85, the death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) next determined following receipt of a certified copy of the death certificate at VPMO.


    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:


       a. 100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    If the Owner or Owner/Annuitant's beneficiary elects to defer payment of the death proceeds for a period longer than one Contract year, the death proceeds that will be payable upon distribution is equal to the greater of:


       a. 100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following receipt at VPMO of both written authorization for distribution and a certified copy of the death certificate.


    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election. See "Sales Charges." Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum. See "Annuity Options." Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."



THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will commence on the Contract's Maturity Date if the Annuitant is then living and the Contract is then in force. On the

Maturity Date and thereafter, investment in the Account is continued unless a Fixed Payment Annuity is elected. No sales charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by the Owner. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by the Owner prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, PHL Variable may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, PHL Variable also may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, make periodic payments quarterly, semi-annually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. The Owner may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."



ANNUITY OPTIONS

    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity purchase rate. The purchase rate differs according to the payment option selected and the age of the Annuitant. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    In lieu of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), the Owner may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.


    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity purchase rates, assumed investment return (for variable payment annuities) and the frequency of payments.


    PHL Variable deducts a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though PHL Variable assumes no mortality risk under that option.


    OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

    OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

    OPTION C--DISCONTINUED

    OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

    OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
    PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue to the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

    OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.


    OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
    PERIOD CERTAIN

    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied.


    OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH
    10-YEAR PERIOD CERTAIN

    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

    OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred sales charge at any time.

    OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred sales charge at anytime. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

    OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

    OTHER OPTIONS AND RATES
    PHL Variable may offer other annuity options at the Maturity Date of a Contract. In addition, in the event that current settlement rates for Contracts are more favorable than the applicable rates guaranteed under the Contract, the current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

    OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for sales charges, even if the minimum distribution exceeds the 10% allowable amount. See "Sales Charges." Also, any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of the greater of the minimum distribution and the 10% free available amount will be subject to any applicable sales charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, PHL Variable may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semi-annually or annually in place of monthly payments.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and PHL Variable, PHL Variable will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, PHL Variable will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, PHL Variable will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

    VALUATION DATE--A Valuation Date is every day the NYSE is open for trading and PHL Variable is open for business. The NYSE is scheduled to be closed for trading on the following days: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


    VALUATION PERIOD--Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

    ACCUMULATION UNIT VALUE--The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

    NET INVESTMENT FACTOR--The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.


    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."


    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than PHL Variable.


DEFERMENT OF PAYMENT

    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, payment of the value of any Accumulation Units may be postponed at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



FREE LOOK PERIOD
    PHL Variable may mail the Contract to the Owner or we may deliver it in person. An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. (A longer free look period may be required by the Contract Owner's state.) The Owner may receive more or less than the initial payment depending on investment experience within the Subaccounts during the free look period. If a portion or all of the initial purchase payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of the initial purchase payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease the initial purchase payment.

    If the Temporary Money Market Allocation Amendment was elected on the application or the Contract Owner resides in a state that requires the full refund of premium, we will temporarily allocate those portions of the initial purchase payment designated for the Subaccounts to the Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. If the Contract Owner surrenders the Contract, then the initial purchase payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Money Market Subaccount is allocated among the available Subaccounts in accordance with the Contract Owner's allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.



SUBSTITUTION OF FUND SHARES
    Although PHL Variable believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, PHL Variable may seek to substitute the shares of another Series or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on PHL Variable's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon PHL Variable's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). PHL Variable does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.



TAX STATUS
    PHL Variable is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to PHL Variable. PHL Variable reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made under the Contract. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."


    1.  SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
        MATURITY DATE.

        Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of purchase payments (premiums paid) by or on behalf of an individual under a Contract that is not excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the Contract or portion thereof that is pledged or assigned. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.


    2.  SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
        MATURITY DATE.

        Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The five year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

        For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments be taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.


        Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VMPO of that election.


    3. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.

        With respect to amounts surrendered or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) before the close of the period which is 5 years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."



ADDITIONAL CONSIDERATIONS
    1.  DISTRIBUTION-AT-DEATH RULES.

        In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, and must commence within one
    (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.


        If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

        If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners the distribution will be required at the death of the first of the Contract Owners.

        If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    2.  TRANSFER OF ANNUITY CONTRACTS.
        Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

    3.  CONTRACTS OWNED BY NON-NATURAL PERSONS.
        If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

    4.  SECTION 1035 EXCHANGES.
        Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

    5.  MULTIPLE CONTRACTS.
        Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

        The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION STANDARDS
    1.  DIVERSIFICATION REGULATIONS.

        To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Series are represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

        The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

        In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Account.


        Due to the uncertainty in this area, PHL Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

        PHL Variable has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

    2.  DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS.
        Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.


QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-Sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSA's (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.


    1.  TAX SHELTERED ANNUITIES ("TSAs").
        Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of purchase payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


        For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the amount distributable cannot include any income earned under the Contract.

        The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


        In addition, in order for certain types of contributions under a Code
    Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

        Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred sales charge; and (b) 50% of the Contract Value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

        Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Sub-accounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no interest will be transferred to the MVA.

        If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution interest will continue to accrue until such time as an actual distribution occurs under the Contract.


    2.  KEOGH PLANS.

        The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


    3.  INDIVIDUAL RETIREMENT ACCOUNTS.

        Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


    4.  CORPORATE PENSION AND PROFIT-SHARING PLANS.
        Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

        These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    5. DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS.
        Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.


    6. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-Sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first time home purchase expenses

    (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been re-employed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

        Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

     7. SEEK TAX ADVICE.

        The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, PHL Variable pays PEPCO an amount equal to up to 7.25% of the purchase payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed up to 7.25% of the purchase payments under the Contract. Any such amount paid with respect to Contracts sold through other broker/dealers will be paid by PHL Variable to or through PEPCO. The amounts paid are not deducted from the purchase payments. Deductions for sales charges (as described under "Sales Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.



STATE REGULATION
--------------------------------------------------------------------------------
    PHL Variable is subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. PHL Variable also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished at least annually to Contract Owners.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. PHL Variable is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, PHL Variable intends to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    PHL Variable currently intends to vote Fund shares attributable to any PHL Variable assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit PHL Variable to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter, pursuant to the requirements of the 1940 Act.

    The number of votes that a Contract Owner has the right to cast will be determined by applying the Contract Owner's percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which each Owner may give PHL Variable instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. PHL Variable will furnish Owners with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements


    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at (800) 447-4312.

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT

    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. PHL Variable will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between PHL Variable and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. PHL Variable assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, PHL Variable guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to PHL Variable includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of PHL Variable. However, PHL Variable guarantees that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. PHL Variable may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.


    Biweekly, PHL Variable will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.


    Excess interest, if any, will be determined by PHL Variable based on information as to expected investment yields. Some of the factors that PHL Variable may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHL VARIABLE AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.


    PHL Variable is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.

    Excess interest, if any, will be credited on the GIA Contract Value. PHL Variable guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which PHL Variable may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").


    IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NON-SYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

APPENDIX B

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS



                                                               UPON                UPON
STATE                                                        PURCHASE(1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------       -------------        -------------      ---------

                                                                (C)               (C)
California ..........................................                             X                   2.35%            0.50%

D.C..................................................                             X                   2.25             2.25

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


NOTE: The above premium tax deduction rates are as of January 1, 1998. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the Company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


       For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges, Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                     PART B
                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                         PHL VARIABLE INSURANCE COMPANY

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                      MAIL OPERATIONS ("VPMO"):
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT


                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1998


    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge by contacting PHL Variable Insurance Company at the above address or at the above telephone number.




                                -----------------
                                Table of Contents

                                                                            PAGE
                                                                            ----

Underwriter............................................................      B-2

Calculation of Yield and Return........................................      B-2

Calculation of Annuity Payments .......................................      B-3


Year 2000 Issue .......................................................      B-4


Experts ...............................................................      B-4

Financial Statements...................................................      B-5

UNDERWRITER
--------------------------------------------------------------------------------

    The offering of Contracts is made on a continuous basis by PEPCO, an affiliate of PHL Variable. For sales of Contracts, during the fiscal years ended December 31, 1995, 1996 and 1997, PEPCO was paid $967,884, $7,750,042 and
$11,883,955, respectively, and retained $0.



CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. A mortality and expense risk charge of 1.25% (approximately 0.40% for mortality and 0.85% for expense) and a daily administrative fee of 0.125% are reflected.


    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.


    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual administrative fee.



Example:

The following is an example of this yield calculation for the Money Market Subaccount based on a 7-day period ending December 31, 1997

Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the             1.090370
   period:.......................................
Value of the same account (excluding capital
   changes) at the end of the  7-day period:.....       1.091039
Calculation:
   Ending account value..........................       1.091039
   Less beginning account value..................       1.090370
   Net change in account value...................       0.000669
Base period return:
   (adjusted change/beginning account value).....       0.000614
Current yield = return H (365/7) =...............          3.20%
Effective yield = [(1 + return)(365/7)] -1 =.....          3.25%


    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


    Calculation of Total Return. As summarized in the Prospectus under the heading, "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least ten years.



PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.


    The manner in which total return and yield will be calculated is described above.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date automatically will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the beneficiary.


    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, PHL Variable Insurance Company shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. PHL Variable Insurance Company will also have the right to change the annuity payment frequency to annually if the monthly annuity payment would otherwise be less than $20.


    Under the Variable Payment Life Annuity with 10-Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the Ten-Year Period Certain starting with the date the first payment is due.

    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2040 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 4 1/2%. The actual payments will be based on the monthly payment rate PHL Variable Insurance Company is using when the first payment is due. They will not be less than those shown in the Variable Income Table.


                              VARIABLE INCOME TABLE

    Minimum monthly payment rate for first payment for each $1,000 applied based on 4 1/2% assumed investment return.


    ADJUSTED AGE*              MALE                FEMALE
    -------------              ----                ------
         40                   $4.15                $4.02
         45                    4.29                 4.12
         50                    4.40                 4.27
         55                    4.73                 4.46
         60                    5.06                 4.71
         65                    5.51                 5.05
         70                    6.08                 5.52
         75                    6.79                 6.17
         80                    7.65                 6.99
         85                    8.57                 7.98
* Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.

    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates PHL Variable Insurance Company is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.


    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by PHL Variable Insurance Company. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date. The assumed investment return of 4 1/2% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 4 1/2% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.


    No partial or full surrenders, withdrawals, transfers or additional premium payments may be made with respect to any assets held under Variable Payment Options I and J. Although no transfers or additional premium payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.


FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.


    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of PHL Variable Insurance Company's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table projected to 1985 at Projection Scale B. An interest rate of 33/ 8 % for 5- and 10-year certain periods under Option A, for the 10-year period under Option F and for Option E; an interest rate of 3 1/4% for the 20-year certain period under Options A and F; an interest rate of 3 1/2% under Option B and D. Under Options G and H the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. PHL Variable believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    PHL Variable's ultimate parent, Phoenix Home Life Mutual Insurance Company ("Phoenix") has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

    --   upgrading systems with compliant versions;

    --   developing or acquiring new systems to replace those that are obsolete;

    --   and remediating existing systems by converting code or hardware.

    Based on current assessments, Phoenix expects to have its computer systems, and those of its subsidiaries, compliant by the end of 1998, with testing to continue through 1999. In addition, Phoenix is examining the status of its third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.



EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Insurance Company and the Account have been audited by Price Waterhouse LLP, independent accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by PHL Variable from time to time.


    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

PHL VARIABLE
ACCUMULATION ACCOUNT


FINANCIAL STATEMENTS
DECEMBER 31,  1997

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                               Multi-Sector
                                                                      Money Market            Growth           Fixed Income
                                                                      Sub-Account          Sub-Account          Sub-Account
                                                                   -----------------   -------------------   ----------------
Assets
 Investments at cost ...........................................    $34,973,345        $114,046,318           $37,679,445
                                                                    ===========        ============           ===========
 Investment in The Phoenix Edge Series Fund, at market .........    $34,973,346        $111,911,612           $37,379,700
                                                                    -----------        ------------           -----------
  Total assets .................................................     34,973,346        111,911,612             37,379,700
Liabilities
 Accrued expenses to related party .............................         39,021            125,357                 41,358
                                                                    -----------        ------------           -----------
Net assets .....................................................    $34,934,325        $111,786,255           $37,338,342
                                                                    ===========        ============           ===========
Accumulation units outstanding .................................     32,019,323         77,819,024             29,244,694
                                                                    ===========        ============           ===========
Unit value .....................................................    $  1.091039        $  1.436490            $  1.276756
                                                                    ===========        ============           ===========

                                                                     Strategic
                                                                     Allocation       International           Balanced
                                                                    Sub-Account        Sub-Account           Sub-Account
                                                                   -----------         -----------           -----------
Assets
 Investments at cost ...........................................    $30,150,355        $ 9,403,184            $13,688,463
                                                                    ===========        ============           ===========
 Investment in The Phoenix Edge Series Fund, at market .........    $29,513,910        $ 9,271,259            $13,338,670
                                                                    -----------        ------------           -----------
  Total assets .................................................     29,513,910          9,271,259             13,338,670
Liabilities
 Accrued expenses to related party .............................         32,604             10,830                 15,591
                                                                    -----------        ------------           -----------
Net assets .....................................................    $29,481,306        $ 9,260,429            $13,323,079
                                                                    ===========        ============           ===========
Accumulation units outstanding .................................     22,084,578          7,089,271             10,023,529
                                                                    ===========        ============           ===========
Unit value .....................................................    $  1.334927        $  1.306260            $  1.329181
                                                                    ===========        ============           ===========

                                                                                                              Aberdeen
                                                                   Real Estate       Strategic Theme          New Asia
                                                                   Sub-Account         Sub-Account           Sub-Account
                                                                   -----------         -----------           -----------
Assets
 Investments at cost ...........................................    $11,606,088        $12,745,792            $ 3,469,019
                                                                   ============        ============          ============
 Investment in The Phoenix Edge Series Fund, at market .........    $12,860,111        $12,688,144            $ 2,433,232
                                                                   ------------        ------------          ------------
  Total assets .................................................     12,860,111         12,688,144              2,433,232
Liabilities
 Accrued expenses to related party .............................         14,362             14,130                  2,649
                                                                   ------------        ------------          ------------
Net assets .....................................................    $12,845,749        $12,674,014            $ 2,430,583
                                                                   ============        ============          ============
Accumulation units outstanding .................................      7,736,970         10,168,688              3,654,619
                                                                   ============        ============          ============
Unit value .....................................................    $  1.660307        $  1.246377            $  0.665071
                                                                   ============        ============          ============


                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)


                                                                                                     Wanger
                                                                                Enhanced           International    Wanger U.S.
                                                                                 Index               Small Cap        Small Cap
                                                                              Sub-Account           Sub-Account     Sub-Account
                                                                           -----------------       -------------- ----------------
Assets
 Investments at cost .....................................................  $     4,064,121        $28,526,326       $ 48,244,895
                                                                            ===============        ===========       ============
 Investment in The Phoenix Edge Series Fund, at market ...................  $     4,124,836                --                  --
 Investment in Wangers Advisors Trust, at market .........................               --        $28,078,035       $ 61,519,860
                                                                            ---------------        -----------       ------------
  Total assets ...........................................................        4,124,836        28,078,035          61,519,860
Liabilities
 Accrued expenses to related party .......................................            4,159            32,817              69,247
                                                                            ---------------        -----------       ------------
Net assets ...............................................................  $     4,120,677        $28,045,218       $ 61,450,613
                                                                            ===============        ===========       ============
Accumulation units outstanding ...........................................        3,958,413        20,360,563          34,965,994
                                                                            ===============        ===========       ============
Unit value ...............................................................  $      1.040992        $ 1.377428        $   1.757439
                                                                            ===============        ===========       ============

                                                                              Templeton              Templeton
                                                                                Stock             Asset Allocation
                                                                              Sub-Account           Sub-Account
                                                                            ---------------         ----------
Assets
 Investments at cost .....................................................  $     6,576,487        $5,053,505
                                                                            ===============        ===========
 Investment in Templeton Variable Products Series Fund, at market ........  $     6,375,658        $4,927,468
                                                                            ---------------        -----------
  Total assets ...........................................................        6,375,658         4,927,468
Liabilities
 Accrued expenses to related party .......................................            7,001             5,481
                                                                            ---------------        -----------
Net assets ...............................................................  $     6,368,657        $4,921,987
                                                                            ===============        ===========
Accumulation units outstanding ...........................................        6,099,799         4,622,079
                                                                            ===============        ===========
Unit value ...............................................................  $      1.044077        $ 1.064886
                                                                            ===============        ===========

                                                                              Templeton             Templeton
                                                                            International        Developing Markets
                                                                              Sub-Account          Sub-Account
                                                                            ---------------         ----------
Assets
 Investments at cost .....................................................  $     4,488,062        $2,940,375
                                                                            ===============        ===========
 Investment in Templeton Variable Products Series Fund, at market ........  $     4,382,855        $2,172,437
                                                                            ---------------        -----------
  Total assets ...........................................................        4,382,855         2,172,437
Liabilities
 Accrued expenses to related party .......................................            4,787             2,406
                                                                            ---------------        -----------
Net assets ...............................................................  $     4,378,068        $2,170,031
                                                                            ===============        ===========
Accumulation units outstanding ...........................................        4,072,117         3,274,727
                                                                            ===============        ===========
Unit value ...............................................................  $      1.075133        $ 0.662660
                                                                            ===============        ===========




                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                                 Multi-Sector
                                                                             Money Market          Growth        Fixed Income
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                          ----------------- ------------------- --------------
Investment income
 Distributions ..........................................................  $1,245,489        $   486,351         $1,898,021
Expenses
 Mortality, expense risk and administrative charges .....................     338,151          1,116,736            330,057
                                                                           ----------        -----------         ----------
Net investment income (loss) ............................................     907,338           (630,385)         1,567,964
                                                                           ----------        -----------         ----------
Net realized loss from share transactions ...............................         (11)           (24,605)           (12,941)
Net realized gain distribution from Fund ................................          --         16,340,543            857,375
Net unrealized appreciation (depreciation) on investment ................           1         (1,781,965)          (162,539)
                                                                           ----------        -----------         ----------
Net gain (loss) on investments ..........................................         (10)        14,533,973            681,895
                                                                           ----------        -----------         ----------
Net increase in net assets resulting from operations ....................  $  907,328        $13,903,588         $2,249,859
                                                                           ==========        ===========         ==========

                                                                           Strategic
                                                                           Allocation      International          Balanced
                                                                          Sub-Account       Sub-Account          Sub-Account
                                                                          ----------        -----------          ----------
Investment income
 Distributions .......................................................... $  486,850        $    69,646         $  298,910
Expenses
 Mortality, expense risk and administrative charges .....................    295,475             90,241            129,442
                                                                          -----------       ------------        -----------
Net investment income (loss) ............................................    191,375            (20,595)           169,468
                                                                          -----------       ------------        -----------
Net realized gain (loss) from share transactions ........................     17,492                764             (9,031)
Net realized gain distribution from Fund ................................  3,559,520            820,452          1,383,267
Net unrealized depreciation on investment ...............................   (230,816)          (256,669)          (214,179)
                                                                          -----------       ------------        -----------
Net gain on investments .................................................  3,346,196            564,547          1,160,057
                                                                          -----------       ------------        -----------
Net increase in net assets resulting from operations .................... $3,537,571        $   543,952         $1,329,525
                                                                          ===========       ============        ===========

                                                                                                                 Aberdeen
                                                                         Real Estate      Strategic Theme        New Asia
                                                                         Sub-Account        Sub-Account         Sub-Account
                                                                          ----------        -----------         -----------
Investment income
 Distributions .......................................................... $  274,998        $    36,499         $   95,020
Expenses
 Mortality, expense risk and administrative charges .....................    101,238            118,766             31,144
                                                                          -----------       ------------        -----------
Net investment income (loss) ............................................    173,760            (82,267)            63,876
                                                                          -----------       ------------        -----------
Net realized gain (loss) from share transactions ........................         23            (18,155)           (23,903)
Net realized gain distribution from Fund ................................    426,393          1,461,092              1,339
Net unrealized appreciation (depreciation) on investment ................    954,191           (205,450)        (1,037,281)
                                                                          -----------       ------------        -----------
Net gain (loss) on investments ..........................................  1,380,607          1,237,487         (1,059,845)
                                                                          -----------       ------------        -----------
Net increase (decrease) in net assets resulting from operations ......... $1,554,367        $ 1,155,220         $ (995,969)
                                                                          ===========       ============        ===========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended Decemer 31, 1997
                                  (Continued)


                                                                                                       Wanger            Wanger
                                                                               Enhanced            International          U.S.
                                                                                 Index               Small Cap          Small Cap
                                                                            Sub-Account(1)          Sub-Account        Sub-Account
                                                                          ------------------     ------------------   --------------
Investment income
 Distributions ..........................................................  $         19,092          $   444,004       $   661,738
Expenses
 Mortality, expense risk and administrative charges .....................            10,646              332,607           573,294
                                                                           ----------------          ------------      -----------
Net investment income ...................................................             8,446              111,397            88,444
                                                                           ----------------          ------------      -----------
Net realized gain (loss) from share transactions ........................           (11,455)               2,114             8,063
Net realized gain distribution from Fund ................................            17,968                   --                --
Net unrealized appreciation (depreciation) on investment ................            60,714           (1,519,831)       10,309,844
                                                                           ----------------          ------------      -----------
Net gain (loss) on investments ..........................................            67,227           (1,517,717)       10,317,907
                                                                           ----------------          ------------      -----------
Net increase (decrease) in net assets resulting from operations .........  $         75,673          $(1,406,320)      $10,406,351
                                                                           ================          ============      ===========

                                                                               Templeton             Templeton
                                                                                 Stock           Asset Allocation
                                                                            Sub-Account(2)        Sub-Account(3)
                                                                           ----------------      ----------------
Investment income
 Distributions ..........................................................  $             --         $        --
Expenses
 Mortality, expense risk and administrative charges .....................            26,216              21,060
                                                                           ----------------         ------------
Net investment loss .....................................................           (26,216)            (21,060)
                                                                           ----------------         ------------
Net realized gain (loss) from share transactions ........................               121                (615)
Net unrealized depreciation on investment ...............................          (200,829)           (126,037)
                                                                           ----------------         ------------
Net loss on investments .................................................          (200,708)           (126,652)
                                                                           ----------------         ------------
Net decrease in net assets resulting from operations ....................  $       (226,924)        $  (147,712)
                                                                           ================         ============

                                                                               Templeton              Templeton
                                                                             International        Developing Markets
                                                                            Sub-Account(2)         Sub-Account(2)
                                                                           ----------------      ----------------
Investment income
 Distributions ..........................................................  $             --         $        --
Expenses
 Mortality, expense risk and administrative charges .....................            17,298              11,121
                                                                           ----------------         ------------
Net investment loss .....................................................           (17,298)            (11,121)
                                                                           ----------------         ------------
Net realized gain (loss) from share transactions ........................             2,484             (12,846)
Net unrealized depreciation on investment ...............................          (105,208)           (767,938)
                                                                           ----------------         ------------
Net loss on investments .................................................          (102,724)           (780,784)
                                                                           ----------------         ------------
Net decrease in net assets resulting from operations ....................  $       (120,022)        $  (791,905)
                                                                           ================         ============


(1)From inception July 22, 1997 to December 31, 1997
(2)From inception May 5, 1997 to December 31, 1997
(3)From inception May 6, 1997 to December 31, 1997


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                                   Multi-Sector
                                                                              Money Market          Growth         Fixed Income
                                                                              Sub-Account        Sub-Account       Sub-Account
                                                                           ----------------- ------------------- ---------------
From operations
 Net investment income (loss) ............................................   $    907,338     $   (630,385)        $ 1,567,964
 Net realized gain (loss) ................................................            (11)      16,315,938             844,434
 Net unrealized appreciation (depreciation) ..............................              1       (1,781,965)           (162,539)
                                                                             ------------     ------------         -----------
 Net increase in net assets resulting from operations ....................        907,328       13,903,588           2,249,859
                                                                             ------------     ------------         -----------
From accumulation unit transactions
 Participant deposits ....................................................    129,791,265       19,020,238           6,621,512
 Participant transfers ................................................... (118,052,959)        30,883,327          14,037,050
 Participant withdrawals .................................................     (994,507)        (2,970,576)        (1,026,256)
                                                                           --------------     ------------         -----------
 Net increase in net assets resulting from participant transactions ......   10,743,799         46,932,989         19,632,306
                                                                           --------------     ------------         -----------
 Net increase in net assets ..............................................   11,651,127         60,836,577         21,882,165
Net assets
 Beginning of period .....................................................   23,283,198         50,949,678         15,456,177
                                                                           --------------     ------------         -----------
 End of period ........................................................... $ 34,934,325       $111,786,255        $37,338,342
                                                                           ==============     ============        ============

                                                                              Strategic
                                                                              Allocation       International        Balanced
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                           -------------     ------------        ------------
From operations
 Net investment income (loss) ............................................ $    191,375      $    (20,595)        $   169,468
 Net realized gain .......................................................    3,577,012           821,216           1,374,236
 Net unrealized depreciation .............................................     (230,816)         (256,669)           (214,179)
                                                                           --------------    -------------        ------------
 Net increase in net assets resulting from operations ....................    3,537,571           543,952           1,329,525
                                                                           --------------    -------------        ------------
From accumulation unit transactions
 Participant deposits ....................................................    4,491,372         1,958,885           3,065,921
 Participant transfers ...................................................    7,178,160         3,245,739           3,096,312
 Participant withdrawals .................................................     (575,990)         (145,413)           (584,926)
                                                                           --------------    -------------        ------------
 Net increase in net assets resulting from participant transactions ......   11,093,542         5,059,211           5,577,307
                                                                           --------------    -------------        ------------
 Net increase in net assets ..............................................   14,631,113         5,603,163           6,906,832
Net assets
 Beginning of period .....................................................   14,850,193         3,657,266           6,416,247
                                                                           --------------    -------------        ------------
 End of period ........................................................... $ 29,481,306      $  9,260,429         $13,323,079
                                                                           ==============    =============        ============

                                                                                                                    Aberdeen
                                                                             Real Estate      Strategic Theme       New Asia
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                           -------------     ------------        ------------
From operations
 Net investment income (loss) ............................................ $    173,760      $    (82,267)        $    63,876
 Net realized gain (loss) ................................................      426,416         1,442,937             (22,564)
 Net unrealized appreciation (depreciation) ..............................      954,191          (205,450)         (1,037,281)
                                                                           --------------    -------------       -------------
 Net increase (decrease) in net assets resulting from operations .........    1,554,367         1,155,220            (995,969)
                                                                           --------------    -------------       -------------
From accumulation unit transactions
 Participant deposits ....................................................    2,913,014         2,055,321             979,395
 Participant transfers ...................................................    6,386,122         5,362,519           1,374,336
 Participant withdrawals .................................................     (135,526)         (269,975)            (57,020)
                                                                           --------------    -------------       -------------
 Net increase in net assets resulting from participant transactions ......    9,163,610         7,147,865           2,296,711
                                                                           --------------    -------------       -------------
 Net increase in net assets ..............................................   10,717,977         8,303,085           1,300,742
Net assets
 Beginning of period .....................................................    2,127,772         4,370,929           1,129,841
                                                                           --------------    -------------       -------------
 End of period ........................................................... $ 12,845,749      $ 12,674,014         $ 2,430,583
                                                                           ==============    =============       =============

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                      Wanger             Wanger
                                                                                Enhanced          International           U.S.
                                                                                  Index              Small Cap          Small Cap
                                                                             Sub-Account(1)         Sub-Account        Sub-Account
                                                                           ------------------     ----------------   ---------------
From operations
 Net investment income ...................................................  $          8,446        $   111,397      $     88,444
 Net realized gain .......................................................             6,513              2,114             8,063
 Net unrealized appreciation (depreciation) ..............................            60,714         (1,519,831)       10,309,844
                                                                            ----------------        ------------     ------------
 Net increase (decrease) in net assets resulting from operations .........            75,673         (1,406,320)       10,406,351
                                                                            ----------------        ------------     ------------
From accumulation unit transactions
 Participant deposits ....................................................         1,672,794          6,103,151         9,172,386
 Participant transfers ...................................................         2,390,678         10,427,408        20,534,319
 Participant withdrawals .................................................           (18,468)        (1,015,981)       (1,728,149)
                                                                            ----------------        ------------     ------------
 Net increase in net assets resulting from participant transactions ......         4,045,004         15,514,578        27,978,556
                                                                            ----------------        ------------     ------------
 Net increase in net assets ..............................................         4,120,677         14,108,258        38,384,907
Net assets
 Beginning of period .....................................................                --         13,936,960        23,065,706
                                                                            ----------------        ------------     ------------
 End of period ...........................................................  $      4,120,677        $28,045,218      $ 61,450,613
                                                                            ================        ============      ============

                                                                                Templeton               Templeton
                                                                                  Stock            Asset Allocation
                                                                             Sub-Account(2)          Sub-Account(3)
                                                                            ----------------      ------------------
From operations
 Net investment loss .....................................................  $        (26,216)       $   (21,060)
 Net realized gain (loss) ................................................               121               (615)
 Net unrealized depreciation .............................................          (200,829)          (126,037)
                                                                            ----------------        ------------
 Net decrease in net assets resulting from operations ....................          (226,924)          (147,712)
                                                                            ----------------        ------------
From accumulation unit transactions
 Participant deposits ....................................................         2,039,079          2,964,700
 Participant transfers ...................................................         4,594,725          2,135,147
 Participant withdrawals .................................................           (38,223)           (30,148)
                                                                            ----------------        ------------
 Net increase in net assets resulting from participant transactions ......         6,595,581          5,069,699
                                                                            ----------------        ------------
 Net increase in net assets ..............................................         6,368,657          4,921,987
Net assets
 Beginning of period .....................................................                --                 --
                                                                            ----------------        ------------
 End of period ...........................................................  $      6,368,657        $ 4,921,987
                                                                            ================        ============

                                                                                Templeton             Templeton
                                                                              International       Developing Markets
                                                                             Sub-Account(2)        Sub-Account(2)
                                                                            ----------------     ----------------
From operations
 Net investment loss .....................................................  $        (17,298)       $   (11,121)
 Net realized gain (loss) ................................................             2,484            (12,846)
 Net unrealized depreciation .............................................          (105,208)          (767,938)
                                                                            ----------------        -------------
 Net decrease in net assets resulting from operations ....................          (120,022)          (791,905)
                                                                            ----------------        -------------
From accumulation unit transactions
 Participant deposits ....................................................         2,136,967          1,308,608
 Participant transfers ...................................................         2,385,768          1,662,130
 Participant withdrawals .................................................           (24,645)            (8,802)
                                                                            ----------------        -------------
 Net increase in net assets resulting from participant transactions ......         4,498,090          2,961,936
                                                                            ----------------        -------------
 Net increase in net assets ..............................................         4,378,068          2,170,031
Net assets
 Beginning of period .....................................................                --                 --
                                                                            ----------------        -------------
 End of period ...........................................................  $      4,378,068        $ 2,170,031
                                                                            ================        =============



(1)From inception July 22, 1997 to December 31, 1997
(2)From inception May 5, 1997 to December 31, 1997
(3)From inception May 6, 1997 to December 31, 1997

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                               Multi-Sector
                                                                              Money Market       Growth        Fixed Income
                                                                              Sub-Account      Sub-Account      Sub-Account
                                                                           ----------------- --------------- ------------------
From operations
 Net investment income (loss) ............................................  $   448,990     $   (51,201)        $   473,276
 Net realized gain .......................................................           --       3,220,291             445,349
 Net unrealized depreciation .............................................           --        (104,167)           (136,643)
                                                                            -----------     ----------------    --------------
 Net increase in net assets resulting from operations ....................      448,990       3,064,923             781,982
                                                                            -----------     ----------------    --------------
From accumulation unit transactions
 Participant deposits ....................................................  100,807,056      16,137,985           3,658,318
 Participant transfers ................................................... (83,156,951)      28,719,551          10,819,170
 Participant withdrawals .................................................    (797,035)        (261,356)           (138,991)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from participant transactions ......  16,853,070       44,596,180          14,338,497
                                                                           ------------     ----------------    --------------
 Net increase in net assets ..............................................  17,302,060       47,661,103          15,120,479
Net assets
 Beginning of period .....................................................   5,981,138        3,288,575             335,698
                                                                           ------------     ----------------    --------------
 End of period ........................................................... $23,283,198      $50,949,678         $15,456,177
                                                                           ============     ================    ==============

                                                                              Strategic
                                                                              Allocation       International         Balanced
                                                                             Sub-Account        Sub-Account        Sub-Account
                                                                           -----------       ---------------     -------------
From operations
 Net investment income ................................................... $    81,294      $    23,302         $    60,499
 Net realized gain .......................................................     855,410           77,403             464,572
 Net unrealized appreciation (depreciation) ..............................    (280,377)         123,310            (134,164)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from operations ....................     656,327          224,015             390,907
                                                                           ------------     ----------------    --------------
From accumulation unit transactions
 Participant deposits ....................................................   3,603,086        1,016,275           1,688,276
 Participant transfers ...................................................   7,602,197        2,297,094           3,646,583
 Participant withdrawals .................................................     (52,881)         (14,382)            (62,505)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from participant transactions ......  11,152,402        3,298,987           5,272,354
                                                                           ------------     ----------------    --------------
 Net increase in net assets ..............................................  11,808,729        3,523,002           5,663,261
Net assets
 Beginning of period .....................................................   3,041,464          134,264             752,986
                                                                           ------------     ----------------    --------------
 End of period ........................................................... $14,850,193      $ 3,657,266         $ 6,416,247
                                                                           ============     ================    ==============

                                                                                                                   Aberdeen
                                                                             Real Estate     Strategic Theme       New Asia
                                                                             Sub-Account     Sub-Account(1)      Sub-Account(2 )
                                                                           -----------      ---------------     --------------
From operations
 Net investment income (loss) ............................................ $    25,006      $   (11,691)        $     3,508
 Net realized gain (loss) ................................................      24,120           12,195              (2,679)
 Net unrealized appreciation .............................................     299,093          147,802               1,494
                                                                           ------------     ----------------    ---------------
 Net increase in net assets resulting from operations ....................     348,219          148,306               2,323
                                                                           ------------     ----------------    ---------------
From accumulation unit transactions
 Participant deposits ....................................................     537,771        1,162,846             190,675
 Participant transfers ...................................................   1,009,485        3,078,265             937,753
 Participant withdrawals .................................................      (5,358)         (18,488)               (910)
                                                                           ------------     ----------------    ---------------
 Net increase in net assets resulting from participant transactions ......   1,541,898        4,222,623           1,127,518
                                                                           ------------     ----------------    ---------------
 Net increase in net assets ..............................................   1,890,117        4,370,929           1,129,841
Net assets
 Beginning of period .....................................................     237,655               --                  --
                                                                           ------------     ----------------    ---------------
 End of period ........................................................... $ 2,127,772      $ 4,370,929         $ 1,129,841
                                                                           ============     ================    ===============



(1)From inception February 15, 1996 to December 31, 1996
(2)From inception September 19, 1996 to December 31, 1996

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                  Wanger           Wanger
                                                                              International         U.S.
                                                                                Small Cap         Small Cap
                                                                               Sub-Account       Sub-Account
                                                                             ---------------   --------------
From operations
 Net investment loss .....................................................     $   (84,060)     $  (125,132)
 Net realized gain (loss) ................................................          (7,606)           2,035
 Net unrealized appreciation .............................................       1,063,766        2,984,536
                                                                               -----------      -----------
 Net increase in net assets resulting from operations ....................         972,100        2,861,439
                                                                               -----------      -----------
From accumulation unit transactions
 Participant deposits ....................................................       4,661,212        5,084,461
 Participant transfers ...................................................       8,094,139       13,945,437
 Participant withdrawals .................................................         (70,544)         (74,992)
                                                                               -----------      -----------
 Net increase in net assets resulting from participant transactions ......      12,684,807       18,954,906
                                                                               -----------      -----------
 Net increase in net assets ..............................................      13,656,907       21,816,345
Net assets
 Beginning of period .....................................................         280,053        1,249,361
                                                                               -----------      -----------
 End of period ...........................................................     $13,936,960      $23,065,706
                                                                               ===========      ===========


                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company (PHL Variable). The Account is organized as a unit investment trust and currently consists of sixteen Sub-Accounts, and invests in corresponding series of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge Choice to individuals
(VA4).

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Templeton Stock Fund invests primarily in common stocks issued by companies, large and small, in various nations throughout the world, the Templeton Asset Allocation Fund invests in stocks of companies in any nation, debt obligations of companies and governments of any nation, and money market instruments, the Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States, and the Templeton Developing Markets Fund invests primarily in equity securities of issuers in countries having developing markets. Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable through participant transfers.

Note 2--Significant Accounting Policies
A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds
     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                                   Purchases          Sales
----------------------------------------   --------------   --------------
The Phoenix Edge Series Fund:
 Money Market ..........................    $59,319,372      $47,653,079
 Growth ................................     64,028,560        1,317,675
 Multi-Sector Fixed Income .............     25,926,738        3,843,969
 Strategic Allocation ..................     16,527,484        1,667,324
 International .........................      7,223,324        1,357,413
 Balanced ..............................      8,271,880        1,133,483
 Real Estate ...........................     10,491,621          715,566
 Strategic Theme .......................      9,248,006          713,531
 Aberdeen New Asia .....................      4,136,551        1,773,084
 Enhanced Index ........................      4,241,748          166,172
Wanger Advisors Trust:
 International Small Cap ...............     17,971,146        2,327,346
 U.S. Small Cap ........................     29,926,534        1,813,775
Templeton Variable Products Series Fund:
 Stock .................................      6,700,544          124,178
 Asset Allocation ......................      5,119,234           65,115
 International .........................      4,929,691          444,113
 Developing Markets ....................      3,087,876          134,655

                        PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)

                                                                                 Sub-Account
                                         -------------------------------------------------------------------------------------------
                                               Money                       Multi-Sector     Strategic
                                               Market           Growth     Fixed Income    Allocation    International     Balanced
                                         --------------- ----------------------------- -------------- --------------- --------------
VA4
Units outstanding, beginning of period..      22,142,319      42,365,475    13,251,869     13,248,885      3,094,533       5,615,835
Participant deposits ...................     121,050,392      14,236,566     5,397,535      3,630,810      1,546,058       2,395,837
Participant transfers ..................    (110,248,527)     23,428,243    11,448,849      5,665,807      2,563,105       2,484,161
Participant withdrawals ................        (924,861)     (2,211,260)     (853,559)      (460,924)      (114,425)       (472,304
                                            ------------      ----------    ----------     ----------      ---------       ---------
Units outstanding, end of period .......      32,019,323      77,819,024    29,244,694     22,084,578      7,089,271      10,023,529
                                            ============      ==========    ==========     ==========      =========      ==========



                                                                                                                      Wanger
                                                                     Strategic        Aberdeen       Enhanced      International
                                                    Real Estate        Theme          New Asia         Index         Small Cap
                                                   -------------   -------------   -------------   ------------   --------------
Units outstanding, beginning of period .........     1,543,156       4,053,646       1,132,687             --        9,834,236
Participant deposits ...........................     1,964,393       1,772,054       1,113,053      1,636,488        4,131,765
Participant transfers ..........................     4,316,625       4,568,384       1,471,124      2,339,793        7,065,542
Participant withdrawals ........................       (87,204)       (225,396)        (62,245)       (17,868)        (670,980)
                                                     ---------       ---------       ---------      ---------        ---------
Units outstanding, end of period ...............     7,736,970      10,168,688       3,654,619      3,958,413       20,360,563
                                                     =========      ==========       =========      =========       ==========


                                                                                 Templeton                    Templeton
                                                   Wanger U.S.     Templeton       Asset       Templeton      Developing
                                                    Small Cap        Stock      Allocation   International     Markets
                                                 --------------- ------------- ------------ --------------- -------------
Units outstanding, beginning of period .........    16,756,995            --           --             --             --
Participant deposits ...........................     5,895,771     1,884,079    2,706,808      1,929,062      1,428,502
Participant transfers ..........................    13,394,539     4,251,937    1,944,708      2,165,760      1,857,056
Participant withdrawals ........................    (1,081,311)      (36,217)     (29,437)       (22,705)       (10,831)
                                                    ----------     ---------    ---------      ---------      ---------
Units outstanding, end of period ...............    34,965,994     6,099,799    4,622,079      4,072,117      3,274,727
                                                    ==========     =========    =========      =========      =========

Note 5--Investment Advisory Fees and Related Party Transactions

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Sub-Accounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Such fees aggregated $130,179 for the period ended December 31, 1997.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $235,977 for the period ended December 31, 1997.

Note 6--Distribution of Net Income
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements
     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS





[Price Waterhouse LLP logotype]                                          [LOGO]



To the Board of Directors of PHL Variable Insurance Company and
 Participants of PHL Variable Accumulation Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account, Wanger U.S. Small Cap Sub-Account, Templeton Stock Sub-Account, Templeton Asset Allocation Sub-Account, Templeton International Sub-Account and Templeton Developing Markets Sub-Account (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Hartford, Connecticut
February 19, 1998

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
FINANCIAL STATEMENTS
DECEMBER 31, 1997 AND 1996

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants ..........................................B-20

Balance Sheet at December 31, 1997 and 1996 ................................B-21

Statement of Income and Equity for the Years Ended
  December 31, 1997, 1996 and 1995 .........................................B-22

Statement of Cash Flows for the Years Ended
  December 31, 1997, 1996 and 1995 .........................................B-23

Notes to Financial Statements  ........................................B-24-B-32

[LOGO] PRICE WATERHOUSE LLP                                   [LOGO]






                        REPORT OF INDEPENDENT ACCOUNTANTS


February 11, 1998

To the Board of Directors
  and Stockholder of
  PHL Variable Insurance Company

In our opinion, the financial statements listed in the accompanying index present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Hartford, Connecticut

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                               DECEMBER 31,
                                                                          1997              1996
                                                                              (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                $          3,144  $          1,827
Available-for-sale debt securities, at fair value                            21,859            15,279
Other invested assets                                                         1,024
                                                                      --------------    --------------
Total investments                                                            26,027            17,106

Cash and cash equivalents                                                     1,714             1,822
Accrued investment income                                                       257               208
Deferred policy acquisition costs                                            21,010             9,557
Deferred income taxes                                                         1,259               363
Other assets                                                                  1,051               239
Goodwill                                                                        660               756
Separate account assets                                                     376,046           159,418
                                                                      --------------    --------------
Total assets                                                       $        428,024  $        189,469
                                                                      ==============    ==============

LIABILITIES
Contractholders' funds at interest                                 $         27,667  $         11,569
Other liabilities                                                             1,517             1,678
Separate account liabilities                                                376,046           159,418
                                                                      --------------    --------------
Total liabilities                                                           405,230           172,665
                                                                      --------------    --------------

EQUITY
Common stock, $5,000 par value, 1,000 shares
  authorized, 500 shares issued and outstanding                               2,500             2,500
Additional paid-in-capital                                                   18,864            13,864
Unrealized investment gains, net                                                 81                44
Retained earnings                                                             1,349               396
                                                                      --------------    --------------
Total equity                                                                 22,794            16,804
                                                                      --------------    --------------

Total liabilities and equity                                       $        428,024  $        189,469
                                                                      ==============    ==============





        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                             1997                    1996                   1995
                                                                                (IN THOUSANDS)
REVENUES
Premiums                                          $                    230
Insurance and investment product fees                                5,050  $              1,491  $                  133
Net investment income                                                1,543                 1,097                     828
Net realized investment losses                                                               (18)
                                                     ----------------------   -------------------    --------------------

Total revenues                                                       6,823                 2,570                     961
                                                     ----------------------   -------------------    --------------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                         1,092                   397                      54
Policy acquisition expenses                                          1,356                   578                     (42)
Other operating expenses                                             2,869                 1,124                     965
                                                     ----------------------   -------------------    --------------------

Total benefits, losses and expenses                                  5,317                 2,099                     977
                                                     ----------------------   -------------------    --------------------

INCOME BEFORE INCOME TAXES                                           1,506                   471                     (16)

Income taxes                                                           553                   171                     (23)
                                                     ----------------------   -------------------    --------------------

NET INCOME                                                             953                   300                       7
Capital contributions                                                5,000                                         6,000
Change in net unrealized investment
  gains (losses), net of income taxes                                   37                  (177)                    331
                                                     ----------------------   -------------------    --------------------

Net increase in equity                                               5,990                   123                   6,338
EQUITY, BEGINNING OF YEAR                                           16,804                16,681                  10,343
                                                     ----------------------   -------------------    --------------------

EQUITY, END OF YEAR                               $                 22,794 $              16,804  $               16,681
                                                     ======================   ===================    ====================





        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                 1997                1996               1995
                                                                                               (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                              $               953  $              300  $               7

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH PROVIDED BY (USED IN) OPERATIONS
Net realized investment losses                                                                               18
Amortization                                                                             96                 106                108
Deferred income taxes                                                                  (916)               (319)               (71)
Increase in accrued investment income                                                   (49)                (43)                (7)
Increase in deferred policy acquisition costs                                       (11,453)             (8,496)            (1,061)
Decrease (increase) in other assets/liabilities                                        (973)                116               (120)
Other, net                                                                             (209)               (131)             1,184
                                                                           -----------------    ----------------   ----------------
Net cash (used in) provided by operating activities                                 (12,551)             (8,449)                40
                                                                           -----------------    ----------------   ----------------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                                                   4,665               3,219              1,532
Proceeds from sales, maturities or repayments of
 held-to-maturity debt securities                                                       212
Purchase of available-for-sale debt securities                                      (11,003)             (7,638)            (2,714)
Purchase of held-to-maturity debt securities                                         (1,529)             (1,827)
Investment in separate accounts                                                      (1,000)
                                                                           -----------------    ----------------   ----------------
Net cash used for investing activities                                               (8,655)             (6,246)            (1,182)
                                                                           -----------------    ----------------   ----------------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                                                     5,000                                  6,000
Increase in contractholder funds                                                     16,098               8,072              3,497
                                                                           -----------------    ----------------   ----------------
Net cash provided by financing activities                                            21,098               8,072              9,497
                                                                           -----------------    ----------------   ----------------

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS                                   (108)             (6,623)             8,355

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                          1,822               8,445                 90
                                                                           -----------------    ----------------   ----------------

CASH AND CASH EQUIVALENTS, END OF YEAR                                  $             1,714  $            1,822  $           8,445
                                                                           =================    ================   ================

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                                  $             2,044  $              569  $              13





        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    DESCRIPTION OF BUSINESS

      PHL Variable Insurance Company ("PHL Variable" or the "Company") offers variable annuity products in the United States designed for individual purchasers and a group product offered to employees to fund qualified pension plan deposits. During the fourth quarter of 1997, the Company began offering an individual term product containing level premiums for ten years and annual changes thereafter. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix").

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining contractholder liabilities, taxes and valuation allowances are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1996 and 1995 amounts to conform with the 1997 presentation.

      VALUATION OF INVESTMENTS

      Investments in debt securities include bonds and asset-backed securities, including collateralized mortgage obligations. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

      Short-term investments are carried at amortized cost, which approximates fair value.

      Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

      CASH AND CASH EQUIVALENTS

      Cash and cash equivalents includes cash on hand, money market instruments and short-term investments purchased with a maturity of less than three months.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new business, principally commissions, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

      OTHER ASSETS

      Other assets primarily consist of prepaid expenses.

      GOODWILL

      Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Such analyses are performed at least annually or more frequently if warranted by events or circumstances affecting the Company's business. At this time, management believes that no significant impairment of the remaining goodwill asset has occurred and that no reduction of the estimated useful lives is warranted.

      SEPARATE ACCOUNTS

      Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

      CONTRACTHOLDERS' FUNDS AT INTEREST

      Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

      INVESTMENT PRODUCT FEES

      Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

      INCOME TAXES

      For the tax year ended December 31, 1997, PHL Variable will file a separate federal income tax return. The Company filed separate federal income tax returns for the years ended December 31, 1996 and 1995.

      Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      EMPLOYEE BENEFIT PLANS

      Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multiemployer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

      Applicable information regarding the actuarial present value of vested and nonvested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for the Company's participation in the plans. The amount of such allocated benefits is immaterial to the financial statements. However, with respect to the Phoenix employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1997, the date of the most recent actuarial valuation.

3.    INVESTMENTS

      Information pertaining to the Company's investments, net investment income and realized and unrealized investment gains and losses follows:

      DEBT SECURITIES

      The amortized cost and fair value of investments in debt securities as of December 31, 1997 were as follows:

                                                                            GROSS                 GROSS
                                                    AMORTIZED             UNREALIZED           UNREALIZED              FAIR
                                                      COST                  GAINS                LOSSES               VALUE
                                                                                   (IN THOUSANDS)

HELD-TO-MATURITY:
Corporate securities                          $             3,144   $                 13    $            (187)   $         2,970
                                                ==================    ===================     ================     ==============


AVAILABLE-FOR-SALE:
U.S. government and agency bonds              $             5,997    $               190                         $         6,187
State and political subdivision bonds                       3,020                     12                                   3,032
Corporate securities                                        3,480                      4    $             (19)             3,465
Mortgage-backed securities                                  9,127                     48                                   9,175
                                                ------------------     ------------------     ----------------     --------------

Total                                         $            21,624    $               254    $             (19)   $        21,859
                                                ==================     ==================     =================    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The amortized cost and fair value of investments in debt securities as of December 31, 1996 were as follows:

                                                                             GROSS                 GROSS
                                                     AMORTIZED             UNREALIZED           UNREALIZED              FAIR
                                                       COST                  GAINS                LOSSES               VALUE
                                                                                    (IN THOUSANDS)

HELD-TO-MATURITY:
Corporate securities                          $              1,827                         $              (337) $           1,490
                                                 ==================                          ==================    ===============

AVAILABLE-FOR-SALE:
U.S. government and agency bonds              $              7,816  $                 167  $                (1) $           7,982
State and political subdivision bonds                        2,635                      6                   (1)             2,640
Mortgage-backed securities                                   4,679                                         (22)             4,657
                                                 ------------------    -------------------   ------------------    ---------------

Total                                         $             15,130  $                 173  $               (24) $          15,279
                                                 ==================    ===================   ==================    ===============


      The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1997 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                             HELD-TO-MATURITY                         AVAILABLE-FOR-SALE
                                                    AMORTIZED                FAIR               AMORTIZED              FAIR
                                                      COST                  VALUE                 COST                VALUE
                                                                                    (IN THOUSANDS)

Due in one year or less                                                                   $               920  $             921
Due after one year through five years       $               1,529  $               1,542                8,544              8,681
Due after five years through ten years                      1,615                  1,428                1,945              2,011
Due after ten years                                                                                     1,088              1,071
Mortgage-backed securities                                                                              9,127              9,175
                                                ------------------    -------------------   ------------------    ---------------

Total                                       $               3,144 $                2,970  $            21,624  $          21,859
                                                ==================    ===================   ==================    ===============

      The Company's investment in mortgage-backed securities at December 31, 1997 and 1996 were in sequential pay bonds.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      NET INVESTMENT INCOME

      The components of net investment income for the year ended December 31, were as follows:

                                              1997                    1996                     1995
                                                                (IN THOUSANDS)

Debt securities                   $                   1,301  $                949  $                     595
Short-term investments                                  269                   167                        233
                                      ----------------------    ------------------     ----------------------

                                                      1,570                 1,116                        828
Less investment expenses                                 27                    19
                                      ----------------------    ------------------     ----------------------

Net investment income             $                   1,543  $              1,097  $                     828
                                      ======================    ==================     ======================


      INVESTMENT GAINS AND LOSSES

      Unrealized gains and losses on investments carried at fair value at December 31, were as follows:

                                                             1997               1996              1995
                                                                          (IN THOUSANDS)

Unrealized investment gains (losses):
Debt securities                                     $               87  $            (233) $            551
Deferred policy acquisition costs                                  (30)               (40)              (42)
Deferred income taxes (benefits)                                    20                (96)              178
                                                        ---------------    ---------------    --------------

Net unrealized investment gains (losses)            $               37  $            (177) $            331
                                                        ===============    ===============    ==============

      The proceeds from sales and repayments of available-for-sale debt securities for the years ended December 31, 1997, 1996 and 1995 were $4.7 million, $3.2 million and $1.5 million, respectively. The gross realized losses associated with these sales were $0, $18,044 and $0 in 1997, 1996 and 1995, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    GOODWILL

      Goodwill was as follows:

                                                      DECEMBER 31,
                                               1997                 1996
                                                     (IN THOUSANDS)

      Goodwill                          $            1,055  $             1,055

      Accumulated amortization                        (395)                (299)
                                           ----------------    -----------------

      Total                             $              660  $               756
                                           ================    =================

5.    FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

      Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

      CASH AND CASH EQUIVALENTS

      For these short-term investments, the carrying amount approximates fair value.

      DEBT SECURITIES

      Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

      INVESTMENT CONTRACTS

      Contractholders' funds at interest have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is equal to the stated liability balances. The contract liability balances for December 31, 1997 and 1996 were $27.7 million and $11.6 million, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    INCOME TAXES

      A summary of income taxes (benefits) in the Statement of Income and Equity for the year ended December 31, is as follows:

                                     1997                  1996                1995
                                                       (IN THOUSANDS)
Income taxes:

  Current                  $               1,469  $               490 $               48
  Deferred                                  (916)                (319)               (71)
                               ------------------     ----------------    ---------------

Total                      $                 553  $               171 $              (23)
                               ==================     ================    ===============


      The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows:

                                                  1997                         1996                        1995
                                                                          (IN THOUSANDS)

Income tax expense (benefit) at
 statutory rate                         $                527    35% $                 165    35%    $               (6)    35%
Dividend received deduction and
 tax-exempt interest                                       1     0%                    (4)   (1%)                   (2)    11%
State income tax expense                                                                6     1%                     3    (17%)
Other, net                                                25     2%                     4     1%                   (18)   114%
                                            -----------------          -------------------              ---------------

Income taxes (benefit)                  $                553    37% $                 171    36%    $              (23)   143%
                                            -----------------          -------------------              ---------------


      The deferred income tax asset (liability) represents the tax effects of temporary differences. The components were as follows:

                                                                   DECEMBER 31,
                                                            1997                1996
                                                                  (IN THOUSANDS)

Deferred policy acquisition costs                 $             (6,770) $          (3,374)
Surrender charges                                                6,291              3,538
Investments                                                        (51)               (59)
Future policyholder benefits                                     1,793                252
Other                                                               39                 29
                                                       ----------------    ---------------
                                                                 1,302                386

Net unrealized investment losses                                   (43)               (23)
                                                       ----------------    ---------------

Deferred tax asset, net                           $              1,259  $             363
                                                       ================    ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Gross deferred income tax assets totaled $8.1 million and $3.8 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $6.9 million and $3.5 million at December 31, 1997 and 1996, respectively. It is management's assessment, based on the Company's earnings and projected future taxable income, that it is more likely than not that the deferred tax assets at December 31, 1997 and 1996, will be realized.

      The Internal Revenue Service is currently examining the Company's tax return for 1995 and 1996. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

7.    REINSURANCE

      Beginning in January 1996, PHL Variable entered into a reinsurance treaty that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid during 1997 and 1996 were $259 thousand and $49 thousand, respectively. Under this treaty, claims recovered were $1 thousand in 1997. No claims were recoverable in 1996.

      In connection with the Company's term product introduced in 1997, automatic treaties have been established with four reinsurers, covering 90% of the net amount at risk, on a first-dollar basis. No claims were recoverable in 1997.

8.    DEFERRED POLICY ACQUISITION COSTS

      The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                         1997                1996
                                                              (IN THOUSANDS)

Balance at beginning of year                  $               9,557  $            1,061
Acquisition expense deferred                                 12,838               9,114
Amortized to expense during the year                         (1,356)               (578)
Adjustment to equity during the year                            (29)                (40)
                                                   -----------------    ----------------

Balance at end of year                        $              21,010  $            9,557
                                                   =================    ================


9.    RELATED PARTY TRANSACTIONS

      Phoenix and its affiliates provide services and facilities to the Company and are reimbursed through a cost allocation process. Investment related expenses are allocated to PHL Variable from PM Holdings.

10.   STATUTORY FINANCIAL INFORMATION

      Insurance companies are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1997, there were no material practices not prescribed by the Insurance Department of the State of Connecticut. Statutory equity differs from stockholder's equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

      The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                         1997                 1996                   1995
                                                                         (IN THOUSANDS)

Statutory net income                           $                938  $             1,073  $                 247
Deferred policy acquisition costs                            11,482                8,536                  1,103
Future policy benefits                                      (12,271)              (9,515)                (1,313)
Deferred income taxes                                           899                  310                     67
Other, net                                                      (95)                (104)                   (97)
                                                   -----------------     ----------------      -----------------

Net income, as reported                        $                953  $               300  $                   7
                                                   =================     ================      =================


      The following reconciles the statutory surplus and asset valuation reserve
      (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:

                                                         1997                 1996
                                                              (IN THOUSANDS)

Statutory surplus and AVR                      $             22,727  $            16,790
Deferred policy acquisition costs, net                       21,121                9,639
Future policy benefits                                      (23,098)             (10,828)
Investment valuation allowances                                 125                   44
Deferred income taxes                                         1,259                  403
Other, net                                                      660                  756
                                                   -----------------     ----------------

Equity, as reported                            $             22,794  $            16,804
                                                   =================     ================


      The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution which may be made by PHL Variable during 1998 without prior approval is subject to restrictions relating to statutory surplus.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits


               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.


               (2)  Not Applicable.

               (3)  Distribution of Policies


                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.

               (4) Form of Variable Annuity Contract is incorporated by
                   reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (5) Form of Application is incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.

               (6) (a) Charter of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

                    (b) By-Laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.


               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) See Exhibit 10(a).


               (10) (a) Written Opinion and Consent of Edwin L. Kerr, Esq. filed via Edgar .*

               (10) (b) Written Consent of Price Waterhouse LLP filed via
                        Edgar.*


               (11) Not Applicable.

               (12) Not Applicable.

               ------------------
               *    Filed herewith.

               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to registrant's
                        Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.


               (14) Not Applicable.


              (15)  (a) Powers of Attorney of Messrs. Booth, Chipkin,
                        Fiondella, Kelleher, McLoughlin, Paydos, Searfoss and Tan, and Ms. Young filed via Edgar.*


------------------
*     Filed herewith.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


               NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITION WITH DEPOSITOR
               ----                              --------------------------                      -----------------------

               Richard H. Booth*                                                                 Director and Executive
                                                                                                 Vice President

               Robert G. Chipkin*                                                                Director

               Robert W. Fiondella*                                                              Director, Chairman and
                                                                                                 President

               Joseph E. Kelleher**                                                              Director and Senior
                                                                                                 Vice President

               Philip R. McLoughlin*                                                             Director and Executive
                                                                                                 Vice President

               Charles J. Paydos**                                                               Director and Executive
                                                                                                 Vice President


               David W. Searfoss*                                                                Director, Executive Vice  President
                                                                                                  and Chief Financial  Officer


               Simon Y. Tan*                                                                     Director and Senior Vice
                                                                                                 President

               Dona D. Young*                                                                    Director and Executive
                                                                                                 Vice President


               Bruce M. Jones*                                                                   Senior Vice President

               Robert G. Lautensack, Jr.*                                                        Senior Vice President

               Michael J. Puckley*                                                               Senior Vice President



* The principal business address of each of these individuals is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06115.
**  The principal business address of each of these individuals is PHL
    Variable Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE


ITEM 27.  NUMBER OF CONTRACT OWNERS


    As of March 31, 1998, 12,426 Contracts have been sold.

ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


    Article III Section 14 of the By-Laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER


        1. Phoenix Equity Planning Corporation ("PEPCO")


           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of PEPCO



            NAME AND PRINCIPAL                                          POSITIONS AND OFFICES
            BUSINESS ADDRESS                                            WITH UNDERWRITER
            ----------------                                            ----------------

            Michael E. Haylon***                                        Director

            Philip R. McLoughlin*                                       Director and President

            William R. Moyer**                                          Director, Senior Vice President and Chief Financial Officer

            John F. Sharry*                                             Executive Vice President, Retail Distribution

            Paul Atkins***                                              Senior Vice President and Sales Manager

            Leonard J. Saltiel**                                        Managing Director, Operations and Service

            G. Jeffrey Bohne****                                        Vice President, Mutual Fund Customer Service

            Eugene A. Charon**                                          Vice President and Corporate Controller

            Nancy G. Curtiss***                                         Vice President and Treasurer, Fund Accounting

            Thomas N. Steenburg*                                        Vice President, Counsel and Secretary


* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
*** The principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.
**** The principal business address is 101 Munson Street, Greenfield, Massachusetts 01302-0810.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:



NAME OF                          NET UNDERWRITING                  COMPENSATION               BROKERAGE
PRINCIPAL UNDERWRITER            DISCOUNTS AND COMMISSIONS         ON REDEMPTION              COMMISSIONS            COMPENSATION
---------------------            -------------------------         -------------              -----------            ------------


PEPCO                              $11,883,955                          0                         0                       0



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Registrant hereby undertakes:
       (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

       (b) to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information;

       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 1998.


                                       PHL VARIABLE INSURANCE COMPANY

                                       By:  *Robert W. Fiondella
                                            ------------------------------------
                                            Robert W. Fiondella
                                            President

                                       PHL VARIABLE ACCUMULATION ACCOUNT

                                       By:  *Robert W. Fiondella
                                            ------------------------------------
                                            Robert W. Fiondella
                                            President
                                            of PHL Variable Insurance Company


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 1998.


       Signature                                                             Title
       ---------                                                             -----

-----------------------------                                                Director
*Richard H. Booth


-----------------------------                                                Director
*Robert G. Chipkin

                                                                             Director, Chairman and
                                                                             President
-----------------------------                                                (Principal Executive Officer)
*Robert W. Fiondella


-----------------------------                                                Director
*Joseph E. Kelleher


-----------------------------                                                Director
*Philip R. McLoughlin


-----------------------------                                                Director
*Charles J. Paydos


-----------------------------                                                Director
*David W. Searfoss


-----------------------------                                                Director
*Simon Y. Tan


/s/ Dona D. Young
-----------------------------                                                Director
*Dona D. Young




By:/s/ Dona D. Young
------------------------------------------------
*DONA D. YOUNG, as Attorney in Fact pursuant to Powers of Attorney, copies of which are filed herewith.



                                     S-1(c)